                       1933 Act Registration No. 33-33316
                       1940 Act Registration No. 811-6036

  As filed with the Securities and Exchange Commission on October 27, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 _____________

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                    Post-Effective Amendment No. 18   ( X )

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 20  ( X )
                        (Check appropriate box or boxes)

                                  ____________


                     GOLDMAN SACHS EQUITY PORTFOLIOS, INC.
                    (Formerly GS Capital Growth Fund, Inc.)
               (Exact name of registrant as specified in charter)

                               One New York Plaza
                            New York, New York 10004
                    (Address of principal executive offices)

               Registrant's Telephone Number, including Area Code
                                  212-902-0800

                                 _____________

                                                with a copy to:
Michael J. Richman                              Ernest V. Klein
Goldman Sachs Asset Management                  Hale and Dorr
85 Broad Street                                 60 State Street
New York, New York 10004                        Boston, Massachusetts 02109

                    (name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

(   )  immediately upon filing pursuant to paragraph (b)

(   )  on (date) pursuant to paragraph (b)

( X )  60 days after filing pursuant to paragraph (a)(i)
(   )  on (date) pursuant to paragraph (a)(i)
(   )  75 days after filing pursuant to paragraph (a)(ii)
(   )  on (date) pursuant to paragraph (a)(ii) of rule 485


REGISTRANT HAS REGISTERED AN UNLIMITED NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2. ON MARCH 31, 1995, REGISTRANT FILED A RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED JANUARY 31, 1995.

                             CROSS REFERENCE SHEET
                         (as required by Rule 495(a)*)


N-1A ITEM NO.    LOCATION
-------------    --------


PART A                              CAPTION
------                              -------

Goldman Sachs Select Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund and Goldman Sachs Asia Growth Fund - Institutional Shares

Item 1.      Cover Page                Cover Page

Item 2.      Synopsis                  Summary

Item 3.      Condensed Financial       Not Applicable
             Information

Item 4.      General Description       Cover Page; Summary;
             of Registrant             Investment Objectives and
             Policies; Special           Investment Methods and Risk
                                       Factors; Reports to Shareholders;
                                         Shares of the Company; Additional
                                         Information

Item 5.      Management of Fund        Management

Item 6.      Capital Stock and         Dividends; Taxation; Shares of
             Other Securities            the Company; Additional Information

Item 7.      Purchase of Securities    Purchase of Institutional Shares;
             Being Offered               Net Asset Value; Additional
                                         Information

Item 8.      Redemption or             Redemption of Institutional
               Repurchase                Shares; Additional Information

Item 9.      Pending Legal             Not Applicable
               Proceedings

Goldman Sachs Select Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund and Goldman Sachs Asia Growth Fund-Service Shares

Item 1.      Cover Page                Cover Page

Item 2.      Synopsis                  Summary

Item 3.      Condensed Financial       Not Aplicable
             Information

Item 4.      General Description       Cover Page; Summary;
             of Registrant             Investment Objectives and Policies;
                                         Special Investment
                                       Methods and Risk Factors;
                                       Reports to Shareholders;
                                       Shares of the Company; Service
                                         Plan; Additional Information

Item 5.      Management of Fund        Management

Item 6.      Capital Stock and         Dividends; Taxation; Shares of
             Other Securities            the Company; Additional
                                         Information

Item 7.      Purchase of Securities    Purchase of Service
             Being Offered             Shares; Net Asset Value;
                                       Additional Information

Item 8.      Redemption or             Redemption of Service
             Repurchase                Shares; Additional Information

Item 9.      Pending Legal             Not Applicable
             Proceedings

PART B

Goldman Sachs Select Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund and Goldman Sachs Asia Growth Fund - Institutional Shares and Service Shares

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information       Introduction
             and History

Item 13.     Investment Objectives     Investment Objective and
             and Policies              Policies; Investment
                                       Restrictions

Item 14.     Management of the         Management
             Registrant

Item 15.     Control Persons and       Not Applicable
             Principal Holders of
             Securities

Item 16.     Investment Advisory and   Management
             Other Services

Item 17.     Brokerage Allocation      Portfolio Transactions
             and Other Practices

Item 18.     Capital Stock and         Shares of the Company
             Other Securities

Item 19.     Purchase, Redemption      Management; Net Asset of
             and Pricing of            Value
             Securities Being
             Offered

Item 20.     Tax Status                Taxation

Item 21.     Underwriters              Management -- Distributor and
                                       Transfer Agent; Management --
                                       Distribution Plan

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Not Applicable

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

*THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY TO (i)REGISTER THE OFFERING OF INSTITUTIONAL SHARES OF GOLDMAN SACHS GROWTH AND INCOME FUND, GOLDMAN SACHS INTERNATIONAL EQUITY FUND, AND GOLDMAN SACHS ASIA GROWTH FUND, AND (ii) REGISTER THE OFFERING OF SERVICE SHARES OF GOLDMAN SACHS SELECT EQUITY FUND, GOLDMAN SACHS GROWTH AND INCOME FUND, GOLDMAN SACHS MID-CAP EQUITY FUND, GOLDMAN SACHS INTERNATIONAL FUND AND GOLDMAN SACHS ASIA GROWTH FUND. EACH OF THE FUNDS ARE AN EXISTING SERIES OF GOLDMAN SACHS EQUITY PORTFOLIOS, INC. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER SERIES OF GOLDMAN SACHS EQUITY PORTFOLIOS, INC., INCLUDING THE CLASS A SHARES OF GOLDMAN SACHS SELECT EQUITY FUND, GOLDMAN SACHS GROWTH AND INCOME FUND, GOLDMAN SACHS INTERNATIONAL EQUITY FUND AND GOLDMAN SACHS ASIA GROWTH FUND, ARE NOT AFFECTED HEREBY, AND, THEREFORE, ARE NOT INCLUDED HEREIN.

                       GOLDMAN SACHS SELECT EQUITY FUND

                   GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS MID-CAP EQUITY FUND

                 GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                      GOLDMAN SACHS ASIA GROWTH FUND
                             INSTITUTIONAL SHARES
                                 ------------

  Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund") (individually, a "Fund," and collectively, the "Funds") are part of a family of funds advised by Goldman Sachs Asset Management or its affiliates, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International. Each Fund is organized as a separate diversified portfolio of Goldman Sachs Equity Portfolios, Inc. (the "Company"), an open-end, management investment company. Institutional Shares of the Funds are offered to certain institutional investors.
  Select Equity Fund seeks total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the Standard & Poor's Index of 500 Common Stocks.

  Growth and Income Fund seeks long-term growth of capital and growth of income through investments in equity securities that the Fund's Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend paying ability.

  Mid-Cap Equity Fund seeks long-term capital growth primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $7 billion at the time of investment.

  International Equity Fund seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

  Asia Growth Fund seeks long-term capital appreciation through investments in equity securities of companies related (in the manner described herein) to Asian countries.

                                                       (continued on next page)
                                 ------------
  INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION
AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN INSTITUTIONAL SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 ------------

             The date of this Prospectus is February  , 1996

  A FUND'S INVESTMENTS IN SECURITIES OF EMERGING MARKETS AND OTHER FOREIGN ISSUERS AND OF COMPANIES WHOSE SECURITIES ARE PRINCIPALLY TRADED OUTSIDE THE UNITED STATES, AND INVESTMENTS QUOTED OR DENOMINATED IN FOREIGN CURRENCIES, AS WELL AS THE MANAGEMENT TECHNIQUES EMPLOYED BY THE FUNDS, ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN AND OTHER EMERGING MARKET COUNTRIES IN WHICH THE ASIA GROWTH AND INTERNATIONAL EQUITY FUNDS WILL INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. THE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH SUCH INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "SPECIAL INVESTMENT METHODS AND RISK FACTORS."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Growth and Income, Mid-Cap Equity and International Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the Select Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. GSAM, GSFM and GSAMI are referred to in this Prospectus as the "Investment Adviser." GSAM serves as each Fund's administrator and Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus, which sets forth concisely the information about the Company and the Funds that a prospective investor ought to know before investing in Institutional Shares of the Funds, should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February , 1996, containing further information about the Company and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed below.

                                          GOLDMAN SACHS ASSET MANAGEMENT
GOLDMAN SACHS EQUITY
PORTFOLIOS, INC. ONE NEW YORK PLAZA       INVESTMENT ADVISER TO  GROWTH AND
NEW YORK, NEW YORK 10004                  INCOME FUND,  MID-CAP EQUITY FUND
                                          AND  INTERNATIONAL EQUITY FUND ONE
                                          NEW YORK PLAZA NEW YORK, NEW YORK
                                          10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR 85 BROAD STREET NEW
YORK, NEW YORK 10004

                                          GOLDMAN SACHS ASSET MANAGEMENT
                                          INTERNATIONAL

GOLDMAN, SACHS & CO.
TRANSFER AGENT 4900 SEARS TOWER           INVESTMENT ADVISER TO  ASIA GROWTH
CHICAGO, ILLINOIS 60606                   FUND AND  SUBADVISER TO THE
                                           INTERNATIONAL EQUITY FUND 140 FLEET
                                          STREET LONDON, ENGLAND EC4A 2BJ

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
INVESTMENT ADVISER TO SELECT EQUITY FUND ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

TOLL FREE (IN U.S.)..................     800-621-2550

                                    SUMMARY

                                  INTRODUCTION

  Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund") (a "Fund," or the "Funds") are part of a family of funds advised by GSAM or its affiliates, GSFM and GSAMI. Select Equity, Growth and Income and Mid-Cap Equity Funds are organized as separate diversified portfolios and International Equity and Asia Growth Funds are non-diversified portfolios of Goldman Sachs Equity Portfolios, Inc. (the "Company"), an open-end, management investment company.

GOLDMAN SACHS SELECT EQUITY FUND

  The investment objective of the Fund is to provide investors with a total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the Standard & Poor's Index of 500 Common Stock (the "S&P 500 Index"). Under normal circumstances, the Fund will invest at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both fundamental research and a variety of quantitative techniques which seek to maximize the Fund's risk to reward ratio. The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to the S&P 500 Index.

GOLDMAN SACHS GROWTH AND INCOME FUND

  The Fund's investment objectives are to provide its shareholders with long-term growth of capital and growth of income. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend paying ability. Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and stock purchase rights, and interests in real estate investment trusts. These securities may or may not pay a current dividend. The Fund may invest up to 35% of its total assets in fixed income securities.

GOLDMAN SACHS MID-CAP EQUITY FUND

  The investment objective of the Fund is long-term capital growth. Dividend income, if any, is an incidental consideration. The Fund seeks to meet its investment objective by investing, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies ("Mid Cap Companies") with public stock market capitalizations of between $500 million and $7 billion at the time of investment. However, the Fund currently intends to emphasize investments in companies with public stock market capitalizations under $5 billion at the time of investment. The Fund may invest up to 35% of its total assets in the equity securities of companies with public stock market capitalizations greater or less than Mid Cap Companies and fixed income securities.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

  The Fund's investment objective is long-term capital appreciation. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. Many of the countries in which the Fund may invest have emerging economies or securities markets which involve certain risks. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. See "Special Investment Methods and Risk Factors--Foreign Transactions." The Fund may also invest up to 35% of its total assets in fixed income securities of foreign and domestic corporations, mortgage- and asset-backed issuers and the U.S. Government, foreign governments and their respective agencies, instrumentalities, political subdivisions and authorities and fixed income securities issued or guaranteed by international or supranational entities that, in the opinion of the Investment Adviser, offer the potential to enhance total return.

GOLDMAN SACHS ASIA GROWTH FUND

  The Fund's investment objective is long-term capital appreciation. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand which are considered by the Investment Adviser to have long-term capital appreciation potential. Concentration of the Fund's assets in one or a few of the Asian countries will subject the Fund, to a greater extent than if the Fund's assets were less geographically concentrated, to the risks of adverse changes in the securities and foreign exchange markets of such countries and social, political or economic events which may occur in those countries. The Fund may also invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and fixed income securities. The Fund may employ certain currency techniques to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. See "Special Investment Methods and Risk Factors--Foreign Transactions."

                     INVESTMENT ADVISERS AND ADMINISTRATOR

  Goldman Sachs Asset Management, a separate operating division of Goldman Sachs, acts as administrator to each Fund and serves as the Investment Adviser to the Mid-Cap Equity, Growth and Income and International Equity Funds. Goldman Sachs Funds Management, L.P., an affiliate of Goldman Sachs, serves as investment adviser to the Select Equity Fund. Goldman Sachs Asset Management International, an affiliate of Goldman Sachs, serves as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. As of
     , 1995, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of
$     .

                PURCHASE AND REDEMPTION OF INSTITUTIONAL SHARES

  The minimum initial investment is $1,000,000 in Institutional Shares of each Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Funds are offered to certain Institutional investors as described under "Purchase of Institutional Shares". Institutional Shares of each Fund may be purchased through Goldman Sachs at the current net asset value per share without the imposition of a sales load. Each Fund will redeem its Institutional Shares upon request of a shareholder on any Business Day at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

                         DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs serves as the distributor for each Fund in the sale of its shares. Under the Transfer Agency Agreement with the Company, Goldman Sachs provides transfer agency services and responds to shareholder inquiries. See "Management--Distributor and Transfer Agent."

                                DIVIDEND POLICY

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains for each taxable year, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends. The Growth and Income Fund will pay dividends in respect of net investment income quarterly. Each other Fund will pay dividends in respect of net investment income at least annually. All of the Funds will pay dividends in respect of net realized long-term and short-term capital gains at least annually. Shareholders will receive dividends in additional Institutional Shares of the Fund paying the dividend or may elect to receive cash as described under "Dividends."

                                  RISK FACTORS

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objective will be achieved.

  There are certain risks associated with the investment policies of each of the Funds. For instance, to the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. A Fund's use of certain investment techniques, including derivatives, forward contracts and options and futures transactions, will subject a Fund to greater risk than funds that do not employ such techniques. To the extent that a Fund invests in securities of non-U.S. issuers and foreign currencies, the Fund may face risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments and the imposition of exchange controls or other governmental confiscation or restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries will involve greater risks than investments in the developed countries of Western Europe, the U.S. and Japan. In addition, because the International Equity and Asia Growth Funds will invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. In particular, the securities markets of the developing countries of Asia are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  The International Equity and Asia Growth Funds are each "non-diversified" funds as defined under the Investment Company Act of 1940 (the "Act") and are therefore subject only to certain federal tax diversification requirements (which also apply to the other Funds), in addition to the policies adopted by the Investment Adviser. To the extent that a Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Special Investment Methods and Risk Factors--Non-Diversification Status."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)*

                                                  GROWTH
                                           SELECT  AND   MID-CAP INT'L   ASIA
                                           EQUITY INCOME EQUITY  EQUITY GROWTH
                                            FUND   FUND   FUND    FUND   FUND
                                           ------ ------ ------- ------ ------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Pur-
  chases..................................  None   None   None    None   None
 Maximum Sales Charge Imposed on Rein-
  vested Dividends........................  None   None   None    None   None
 Redemption Fees..........................  None   None   None    None   None
 Exchange Fees............................  None   None   None    None   None
ANNUAL FUND OPERATING EXPENSES: (as a
percentage of average daily net assets)
 Management Fees (including advisory and
  administration fees)**..................  0.55%  0.70%  0.75%   0.82%  0.81%
 Distribution (Rule 12b-1) Fees...........  None   None   None    None   None
 Other Expenses (after expense limita-
  tion)**.................................  0.10%  0.14%  0.10%   0.28%  0.29%
                                            ----   ----   ----    ----   ----
  TOTAL FUND OPERATING EXPENSES (AFTER
   EXPENSE LIMITATION)**..................  0.65%  0.84%  0.85%   1.10%  1.10%
                                            ====   ====   ====    ====   ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period
Select Equity Fund............................  $ 7     $21     $36     $ 81
Growth and Income Fund........................  $ 9     $27     $47     $104
Mid-Cap Equity Fund...........................  $ 9     $27     N/A      N/A
International Equity Fund.....................  $11     $35     $61     $134
Asia Growth Fund..............................  $11     $35     $61     $134

--------------------

  * The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and in the case of Select Equity and Mid-Cap Equity Funds, Administration Shares and, in the case of Select Equity, Growth and Income, International Equity and Asia Growth Funds, Class A Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Administration, Service and Class A Shares, may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the inside cover of this prospectus.

 ** Based on estimated amounts for the current fiscal year. The Investment
    Advisers and GSAM have voluntarily agreed to limit their advisory and administration fees to the following, respectively, (as a percentage of average daily net assets): Select Equity Fund--0.40% and 0.15%, International

   Equity Fund--0.67% and 0.15% and Asia Growth Fund--0.66% and 0.15%. Without such limitations, the Fund's advisory and administration fees would be:
   Select Equity Fund--0.50% and 0.25%, International Equity Fund--0.75% and 0.25% and Asia Growth Fund--0.75% and 0.25%. The Investment Advisers and GSAM have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets, advisory and administration fees, fees under administration, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to 0.06%, 0.10%, 0.06%, 0.24% and 0.25%, respectively, of the Select Equity, Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Fund's average daily net assets. The Investment Advisers and GSAM have no current intention of modifying or discontinuing such limitations but may do so in the future at their discretion. If the Investment Advisers and GSAM did not agree to limit certain "Other Expenses" of each Fund and to limit the fees of the Select Equity, International Equity and Asia Growth Funds as described above, the "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the Funds would be as follows: Select Equity Fund-- 0.27% and 1.02%; Growth and Income Fund--0.14% and 0.84%; Mid-Cap Equity Fund--0.32% and 1.07%; International Equity Fund--0.38% and 1.38% and Asia Growth Fund--0.39% and 1.39%, respectively. The annual "Management Fees," "Other Expenses," and "Total Operating Expenses," respectively, incurred by the Class A Shares of the following funds during the fiscal year ended January 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were: Select Equity Fund--0.75%, 0.38% and 1.38%, Growth and Income Fund--0.70%, 0.30%, and 1.25%, International Equity Fund--1.00%, 0.48%, and 1.73% and Asia Growth Fund--1.00%, 0.65% and 1.90%,
   respectively.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of the Funds that an investor in the Funds will bear directly or indirectly. The costs and expenses included in the table and hypothetical example above are based upon estimated fees and expenses for the current year. The information on costs and expenses included in the table and hypothetical example above should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator."

                             FINANCIAL HIGHLIGHTS

    SELECTED DATA FOR A CLASS A SHARE OF SELECT EQUITY, GROWTH AND INCOME, INTERNATIONAL EQUITY AND ASIA GROWTH FUNDS AND FOR AN INSTITUTIONAL SHARE OF
SELECT EQUITY AND MID-CAP EQUITY FUNDS OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a Class A Share of Select Equity, Growth and Income, International Equity and Asia Growth Funds outstanding during the periods indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the year ended January 31, 1995. The following data with respect to a Class A Share of Select Equity (and Institutional class which commenced operations on June 15, 1995), Growth and Income, International Equity and Asia Growth Funds outstanding during the semi-annual period ended July 31, 1995 has been derived from unaudited financial statements prepared by the Company. The following data with respect to an Institutional share of Mid-Cap Equity Funds outstanding during the period from August 1, 1995 (commencement of operations) through September 30, 1995 has also been derived from unaudited financial statements prepared by the Company. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. These reports also contain performance information and are available upon request and without charge by writing to one of the addresses on the inside cover of this Prospectus. No Service or Administration Shares of the Funds were outstanding during the periods indicated.

                       INVESTMENT OBJECTIVE AND POLICIES

  Potential equity investments for each Fund (other than the Select Equity Fund which evaluates securities using both fundamental research and a variety of quantitative techniques as described below under "Select Equity Fund") generally are evaluated using fundamental analysis, including criteria such as earnings, cash flow, asset values and/or dividend-paying ability. In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. Each Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Research Department and other affiliates of the Investment Adviser as well as information provided by other securities dealers.

  The Investment Advisers intend to purchase equity securities of companies that are, in their view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of an Investment Adviser, are available at attractive prices. Consideration will be given to the business quality of the issuer. Factors positively affecting an Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business.

  Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The investment objectives and principal investment policies of each Fund are described below. Certain other investment practices and management techniques, which involve certain risks, as well as the minimum rating criteria with respect to a Fund's investments in fixed income securities, are described under "Special Investment Methods and Risk Factors."

SELECT EQUITY FUND

  Select Equity Fund's investment objective is to provide its shareholders with a total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of fund expenses, exceeds the total return realized on the S&P 500 Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both fundamental research and a variety of quantitative techniques which seek to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to the S&P 500 Index. The Investment Adviser begins with a universe primarily of large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Investment Research Department (the "Research Department"), a second rating will be assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio will be primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and will have risk characteristics and industry weightings similar to the S&P 500 Index. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysis, and cover measures of value, yield, growth, momentum, risk and liquidity (e.g., price/earnings ratio, book/price ratio, long and short-term growth estimates, earning estimates, price momentum, volatility and liquidity). All of the factors used by the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess a number of attractive investment characteristics.

  If the equity security is followed by the Research Department, the security is also assigned a rating based upon the Research Department's evaluation. The Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." With an annual budget of more than $120 million, the Research Department has a staff of approximately 150 senior professionals who follow over 1,700 issuers. By employing both quantitative (i.e., the Multifactor Model) and qualitative (i.e., the analysts' ratings) methods of selecting securities, Select Equity Fund seeks to capitalize on the strengths of each discipline.

GROWTH AND INCOME FUND

  The Growth and Income Fund's investment objectives are to provide its shareholders with long-term growth of capital and growth of income. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and stock purchase rights and interests in real estate investment trusts. These securities may or may not pay a current dividend. The Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities issued by corporations or other entities or by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such securities, in the opinion of the Investment Adviser, offer the potential to further the

Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

MID-CAP EQUITY FUND

  The investment objective of Mid-Cap Equity Fund is long-term capital growth. Dividend income, if any, is an incidental consideration. Mid-Cap Equity Fund will seek to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies ("Mid Cap Companies") with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $7 billion at the time of investment. However, Mid-Cap Equity Fund currently intends to emphasize investments in Mid Cap Companies with public stock market capitalizations of below $5 billion at the time of investment. Equity securities in which Mid-Cap Equity Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, equity interests in trusts, limited partnerships, joint ventures and similar enterprises and interests in real estate investment trusts. Mid-Cap Equity Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities issued by corporations or other entities or by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such securities, in the opinion of the Investment Adviser, offer the potential to further the investment objectives of Mid-Cap Equity Fund. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

  Equity securities in Mid-Cap Equity Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

INTERNATIONAL EQUITY FUND

  The International Equity Fund's investment objective is to provide its shareholders with long-term capital appreciation. Under normal market conditions, the Fund will seek to achieve its objective by investing substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The equity securities in which the Fund will primarily invest will consist of common stock, preferred stock, convertible debt obligations, convertible preferred stock and warrants or other rights to acquire stock that the Investment Adviser believes offer the potential for long-term capital appreciation. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa,

Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Special Investment Methods and Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The number of stocks in which the Fund will typically invest is intended to provide the Fund with a moderate level of diversification while at the same time not diluting the impact of any one investment. However, the Fund is considered "non-diversified" as defined in the Act. See "Special Investment Methods and Risk Factors--Non-Diversification Status."

  The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Special Investment Methods and Risk Factors."

  The Fund may invest in debt obligations (i) issued by foreign and U.S. corporate, mortgage- and asset-backed issuers, (ii) issued or guaranteed by the U.S. Government, foreign governments, or their respective agencies, instrumentalities, political subdivisions and authorities and (iii) issued or guaranteed by international or supranational organizations. The Fund will not, under normal conditions, invest more than 35% of its total assets in such debt obligations.

ASIA GROWTH FUND

  The Asia Growth Fund's investment objective is to provide its shareholders with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries,
(ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or
(iv) they are organized under the laws of one of the Asian countries. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Special Investment Methods and Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The equity securities in which the Fund will primarily invest will consist of common stock, preferred stock, convertible debt obligations, convertible preferred stock, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records. The Investment Adviser expects that the Fund will typically invest in the securities of approximately 25 to 40 companies. The Fund intends to purchase that number of stocks which it believes will provide the Fund with a moderate level of diversification while at the same time not diluting the impact of any one investment. However, the Fund is considered "non-diversified" as defined in the Act. See "Special Investment Method and Risk Factors--Non-Diversification Status."

  The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to increase total return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Special Investment Methods and Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Special Investment Methods and Risk Factors--Foreign Transactions." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and fixed income securities. The Fund may invest in fixed income securities (i) issued by foreign and U.S. corporate, mortgage- and asset-backed issuers, (ii) issued or guaranteed by the U.S. Government, foreign governments, or their respective agencies, instrumentalities, political subdivisions and authorities and (iii) issued or guaranteed by international or supranational organizations.

                  SPECIAL INVESTMENT METHODS AND RISK FACTORS

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Select Equity Fund invests are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

WARRANTS AND STOCK PURCHASE RIGHTS

  Each Fund may purchase warrants and stock purchase rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and stock purchase rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and stock purchase rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and stock purchase rights increases the potential profit or loss to be realized from the investment of a given amount of a Fund's assets as compared with investing the same amount in the underlying stock.

FOREIGN TRANSACTIONS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers. Foreign issuers may offer better investment opportunities than domestic securities. Foreign countries may have economic policies or business cycles different from those of the United States and securities mar-kets that do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign exchanges may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign companies may be less liquid than securities of comparable domestic companies. Commissions on transactions in foreign securi-ties may be higher than those for similar transactions on domestic stock mar-kets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus mak-ing it difficult to conduct such transactions.

  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign company than about a domestic company. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted companies in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of nationaliza-tion, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securi-ties which take the form of sponsored and unsponsored American Depository Re-ceipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than Select Equity Fund, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign is-suers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars and are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domes-tic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involv-ing the foreign issuer in a timely manner. In addition, the lack of informa-tion may result in inefficiencies in the valuation of such instruments. In-vestment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in De-pository Receipts, such as an ADR, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in emerging markets involves risks in addition to those discussed above. The International Equity and Asia Growth Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Growth and Income and Mid-Cap Equity Funds may invest up to 25% of their total assets in securi-ties of issuers in countries with emerging economies or securities markets. These emerging markets are generally located in the Asia-Pacific region, East-ern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging markets may be constrained by limita-tions as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign in-vestors. Such limitations may be computed based on the aggregate trading vol-ume by or holdings of the Fund, the Investment Adviser and its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain emerging markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies." Furthermore, the repatriation of both investment income and capital from several of the Asian countries is subject to restrictions such as the need for certain governmental consents.

  Many of the emerging markets may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States and Japan. Many of the emerging markets do not have fully democratic governments. For example, some governments of emerging market countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some of the Asian and other countries. The economies of most of the emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. In addition, the economies of some of the emerging markets are vulnerable to weakness in world prices for their commodity exports.

  Settlement procedures in emerging markets are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive in-vestment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  FOREIGN CURRENCY TRANSACTIONS. A Fund may, to the extent it invests in for-eign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes. A Fund may enter into forward foreign currency exchange contracts to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The International Eq-uity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency, or the In-ternational Equity or Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segre-gated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various curren-cies.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in differ-ent countries, actual or anticipated changes in interest rates and other com-plex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency con-trols or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more suscepti-ble to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts used by each Fund and currency swaps and other privately negotiated currency instruments authorized for use by the International Equity and Asia Growth Funds, offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the International Equity and Asia Growth Funds may engage in a variety of foreign currency management techniques. The Funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. However, due to the limited market for these instruments with respect to the currencies of certain Asian countries, the Investment Adviser does not currently anticipate that a significant portion of Asia Growth Fund's currency exposure will be covered by such instruments. The opportunity for hedging currency exposure to other emerging markets is also generally limited. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

  Because investment in foreign issuers will usually involve currencies of foreign countries, and because the International Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates.

  OPTIONS ON FOREIGN CURRENCIES. Each Fund (other than Select Equity Fund) may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Interna-tional Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pat-tern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will con-stitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the International Equity and Asia Growth Funds may purchase call or put op-tions on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When pur-chased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

INVESTING IN SMALL CAPITALIZATION COMPANIES

  The Funds may invest in smaller, lesser-known companies which the Investment Adviser believes offer greater capital appreciation and/or growth potential than larger, more mature, better known firms. Investing in the securities of such companies, however, involves greater risk and the possibility of greater portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

FIXED INCOME SECURITIES

  Each Fund may invest in U.S. Government securities and corporate and certain other fixed income securities. Select Equity Fund may only invest in debt securities that are considered cash equivalents. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The interest rates payable on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates of interest.

  RATING CRITERIA. The debt securities in which the Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Funds may invest will, except as noted below, be rated investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's) or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Growth and Income Fund may invest up to 10% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), includes securities rated D by Moody's or Standard & Poor's. Mid-Cap Equity Fund may invest up to 10% of its total assets in debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

  GOVERNMENT DEBT OBLIGATIONS. Each Fund may invest in U.S. Government securities which include: obligations issued by the U.S. Government or by any agency, instrumentality or sponsored enterprise thereof supported by the full faith and credit of the U.S. Government, the authority of the issuer to borrow from the U.S. Treasury, or the discretionary authority of the U.S. Government to purchase the obligations of the agency, instrumentality or enterprise; obligations fully guaranteed as to principal and interest by an agency, instrumentality or sponsored enterprise of the U.S. Government; obligations of U.S. Government agencies, instrumentalities or state government agencies or instrumentalities, which may or may not be entitled to the full faith and credit of the issuer. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. A Fund's investments in zero coupon securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the Select Equity Fund) may invest in mortgage-backed securities, which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the Select Equity Fund) may also invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables.

  Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-through of prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed and asset-backed securities and increase a Fund's exposure to rising interest rates. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the Select Equity Fund) may purchase put and call op-tions and write (sell) covered call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. A Fund will purchase and write such options that are listed on na-tional or foreign securities exchanges or traded in the over-the-counter mar-ket. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with direct investments in equity securities. The use of options to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes also depends in part on the In-vestment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or de-termination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return, a Fund may purchase and sell various kinds of future contracts, and purchase and write call and put options on any of such futures contracts. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will en-gage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or (except with respect to transactions by the Growth and Income, Mid-Cap Eq-uity and Select Equity Funds in futures on foreign currencies) to seek to in-crease total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transac-tions, if immediately thereafter the sum of the amount of initial margin de-posits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total re-turn would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or curren-cies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any futures contracts or options transactions. The loss incurred by a Fund in writing op-tions on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures con-tract prices during a single day.

  In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. Perfect corre-lation between a Fund's futures positions and its portfolio positions will be impossible to achieve. A Fund's transactions in options and futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

CURRENCY SWAPS

  The International Equity and Asia Growth Funds may enter into currency swaps for both hedging purposes and to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies.

  Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the entire amount of the payment stream payable by a Fund under a currency swap is held in a segregated account consisting of cash or liquid, high grade debt securities, the Funds and the Investment Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

  The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the Securities and Exchange Commission ("SEC") currently take the position that swaps are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

RISKS OF DERIVATIVE TRANSACTIONS

  A Fund's transactions, if any, in options, futures, options on futures, swap transactions and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instru-ments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin require-ments and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be re-garded as a speculative practice, and involves the risk of loss if the Invest-ment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Fund at the time of entering into the transac-tion. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until the settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securi-ties on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commit-ments prior to settlement if its Investment Adviser deems it appropriate to do so.

INVESTMENT IN UNSEASONED COMPANIES

  Each Fund may invest up to 5% of its total assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund may not invest more than 10% of its total assets in securities that are subject to restrictions on resale ("restricted securities") under the Se-curities Act of 1933, as amended ("1933 Act"), including securities eligible for resale in reliance on Rule 144A under the 1933 Act. In addition, a Fund will not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily market-able, swap transactions, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Directors, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately respon-sible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers be-come for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

OTHER INVESTMENT COMPANIES

  A Fund reserves the right to invest up to 10% of its total assets in the se-curities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as in-vestment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Ad-viser.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Govern-ment securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The International Equity and Asia Growth Funds may also enter into repurchase agreements involving cer-tain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addi-tion, in the event of bankruptcy of the seller or failure of the seller to re-purchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with de-lay and enforcement of the repurchase agreement. The Directors of the Company have reviewed and approved certain sellers whom they believe to be credit-worthy and have authorized the Funds to enter into repurchase agreements with such sellers. In addition, each Fund, together with other registered invest-ment companies having advisory agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily ag-gregate balance of which will be invested in one or more repurchase agree-ments.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securi-ties. Under present regulatory policies, such loans may be made to institu-tions, such as certain broker-dealers, and are required to be secured continu-ously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institu-tion with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the Select Equity Fund) may make short sales of secu-rities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securi-ties convertible into or exchangeable, without payment of any further consid-eration, for an equal amount of the securities of the same issuer as the secu-rities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long posi-tion will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Notwithstanding a Fund's investment objective, each Fund may on occasion, for temporary defensive purposes to preserve capital, hold part or all of its assets (except that Select Equity Fund may only hold up to 35% of its total assets) in cash, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

NON-DIVERSIFICATION STATUS

  Since the International Equity and Asia Growth Funds are "non-diversified" under the Act, they are subject only to certain federal tax diversification requirements. Under federal tax laws, each of these Funds may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government securities). With respect to the remaining 50% of a Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. With respect to 75% of each non-diversified Fund's total assets, the Fund, as a matter of investment policy, may not acquire more than 10% of the outstanding voting securities of any one issuer. Since the International Equity and Asia Growth Funds are not diversified under the Act, they will be more susceptible to adverse developments affecting any single issuer. The Mid-Cap Equity, Select Equity and Growth and Income Funds are also subject to the same tax diversification requirements in addition to the diversification requirements arising out of their diversified status under the Act.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. These investment restrictions are fundamental policies of a Fund that cannot be changed without approval of a majority of the outstanding shares of that Fund. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (above 100%) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover ratio. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the In-vestment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

DIRECTORS AND OFFICERS

  The Company's Board of Directors is responsible for deciding matters of gen-eral policy and reviewing the actions of the Investment Advisers, subadviser, administrator, distributor and transfer agent. The officers of the Company conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Directors and officers of the Company.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. GSAM, a separate operating division of Goldman Sachs, serves as the investment adviser to the Mid-Cap Equity, Growth and Income and International Equity Funds. Goldman Sachs registered as an in-vestment adviser in 1981. GSFM, a Delaware limited partnership which is an af-filiate of Goldman Sachs, serves as the investment adviser to the Select Eq-uity Fund. GSFM registered as an investment adviser in 1990. GSAMI, an affili-ate of Goldman Sachs, serves as the investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. GSAMI became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. GSAM serves as administrator to each Fund.
As of      , 1995, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of
$    .

  Under an Investment Advisory Agreement with each Fund, the applicable In-vestment Adviser, and in the case of the International Equity Fund under a Subadvisory Agreement, the Subadviser, subject to the general supervision of the Company's Board of Directors, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Company to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Asian affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

  The Select Equity Fund's portfolio manager is Robert C. Jones. Mr. Jones is a Vice President and brings 15 years of investment experience to his work in developing and implementing the Investment Advisers' quantitative equity man-agement services. Prior to joining the Investment Adviser in 1989, Mr. Jones was the senior quantitative analyst in Goldman Sachs' Investment Research De-partment and the author of the monthly Stock Selection publication.

  The Growth and Income Fund's portfolio managers are Mitchell E. Cantor and Ronald E. Gutfleish. Mr. Cantor joined the Investment Adviser in 1991 and is a Vice President and Co-Chief Investment Officer of GSAM's Active Equity Team. Prior to 1991, Mr. Cantor was a senior partner and served as research director of the Institutional Division and as the investment management research director for

Sanford C. Bernstein & Co., Inc. Mr. Gutfleish joined the Investment Adviser in 1993 and is a Vice President. Prior to 1993, he was a principal of Sanford
C. Bernstein & Co., Inc. in its Investment Management Research Department and a member of the Research Review Committee.

  The Mid-Cap Equity Fund's portfolio managers are Paul D. Farrell, Mitchell
E. Cantor and Ronald E. Gutfleish. Mr. Farrell is a Vice President and Co-Chief Investment Officer of GSAM's Active Equity Team. Prior to joining the Investment Adviser in 1991, Mr. Farrell served as a managing director at Plaza Investments, the investment subsidiary of GEICO Corp., a major insurance com-pany. He was previously a Vice President in the Goldman Sachs research depart-ment and was responsible for the formation of the firm's Emerging Growth Re-search Group.

  The International Equity Fund's portfolio managers are Roderick D. Jack (Executive Director), Marcel Jongen (Executive Director), Warwick Negus (Executive Director) and Shogo Maeda (Vice President). Before joining the Investment Adviser in 1992, Mr. Jack spent five years with the advisory and financing group for S.G. Warburg in London. Before joining the Investment Adviser in 1992, Mr. Jongen was with Philips pension fund in Eindhaven where he was head of equities. Before joining Goldman Sachs Asset Management (Japan) Ltd. in 1994, Mr. Maeda spent most of the last thirteen years at Nomura and a period at Manufacturers Hanover Bank in New York. See below for information about Mr. Negus.

  The Asia Growth Fund's portfolio manager is Warwick Negus, who is based in Asia. His responsibilities include Asian equities and emerging equities markets. Mr. Negus joined the Investment Adviser in January 1994 after seven years as Vice President of Bankers Trust Australia Ltd. where he was head of its Southeast Asian equities group.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSAM is entitled to a fee from the Growth and Income, Mid-Cap Equity and International Equity Funds, computed daily and payable monthly, at the annual rates of 0.55%, 0.60% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the International Equity Fund at the annual rate of 0.21% of average daily net assets. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSFM is entitled to a fee from the Select Equity Fund, computed daily and payable monthly, at the annual rate of 0.50% of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Select Equity Fund at the annual rate of 0.40% of average daily net assets. GSFM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. As compensation for its services rendered and assumption of certain expenses pursuant to Investment Advisory and Subadvisory Agreements, GSAMI is entitled to a fee from the Asia Growth and International Equity Funds, computed daily and payable monthly at the annual rates of 0.75% and

0.50%, respectively, of average daily net assets; however, GSAMI is currently only imposing its advisory and subadvisory fees with respect to the Asia Growth and International Equity Funds at the annual rate of 0.66% and 0.46%, respectively, of average daily net assets. GSAMI may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the fiscal period ended January 31, 1995, each Fund (other than the Mid-Cap Equity Fund), paid fees at the foregoing rates, except that the Select Equity, International Equity and Asia Growth Funds paid advisory fees equal to 0.50%, 0.25%, and 0.75%, respectively, of their average daily net assets. For the fiscal period ended January 31, 1995 the International Equity Fund paid subadvisory fees equal to 0.50%. The advisory fee paid by the International Equity and Asia Growth Funds is higher than the fees paid by most funds but the Investment Adviser believes such fees are comparable to advisory fees paid by funds with similar investment strategies. Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement. In addition, the Investment Adviser to the Select Equity, Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding advisory, transfer agency and administration fees and fees under administration, distribution and authorized dealer service plans, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06%, 0.10%, 0.06%, 0.24% and 0.25% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with each Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and profes-sional services to each Fund by others; provides office facilities; and pre-pares, but does not pay for, reports to shareholders, the SEC and other regu-latory authorities. As compensation for the services rendered to the Funds, GSAM is entitled to a fee from the Growth and Income and Mid-Cap Equity Funds, computed daily and payable monthly, at an annual rate equal to 0.15% of a Fund's average daily net assets and GSAM is entitled to a fee from each other Fund, computed daily and payable monthly at an annual rate equal to 0.25% of each such Fund's average daily net assets; however, GSAM is currently only im-posing its administration fee with respect to Select Equity, International Eq-uity and Asia Growth Funds at the annual rate of 0.15% of average daily net assets. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the period ended January 31, 1995, each Fund (other than Growth and Income Fund, which paid GSAM an administration fee equal to 0.15% of its average daily net as-sets, and Mid-Cap Equity Fund) paid GSAM an administration fee equal to 0.25% of its average daily net assets. GSAM has agreed to reduce its fees payable by a Fund (to the extent of its fees) by the amount (if any) that a Fund's ex-penses exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment ac-tivities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information re-garding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Invest-ment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its af-filiates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such re-strictions. See "Activities of Goldman Sachs and its Affiliates and Other Ac-counts Managed by Goldman Sachs" in the Additional Statement for further in-formation.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders of rec-ord with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the inside front cover page of this Prospectus.

                                NET ASSET VALUE

  The net asset value per share of each Fund is calculated by the Fund's cus-todian as of the close of regular trading on the New York Stock Exchange (nor-mally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Company's Board of Directors.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Growth and Income Fund may publish its yield for a particular class of its shares in advertisements and communications to shareholders or prospective in-vestors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public of-fering price for the relevant class for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distribu-tions at net asset value. The total return calculation assumes a complete re-demption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calcula-tions based on investments at various sales charge levels or at net asset val-ue. Any performance data which are based on the net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Growth and Income Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Growth and Income Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  The investment results of a Fund will fluctuate over time and any presenta-tion of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in share-holder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                             SHARES OF THE COMPANY

  Each Fund is a series of the Company, which was incorporated under the laws of the State of Maryland on September 27, 1989. The authorized capital stock of the Company consists of 2,000,000,000 shares of common stock, par value $.001 per share. The Directors of the Company have authority under the Company's Charter to create and classify shares of capital stock in separate series, without further action by shareholders. Additional series may be added in the future. The Directors also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The Select Equity Fund offers four classes of shares: Institutional Shares, Administration Shares, Service Shares and Class A Shares. The Mid-Cap Equity Fund offers three classes of shares: Institutional Shares, Administration Shares and Serv-ice Shares. The Growth and Income, International Equity and Asia Growth Funds offer three classes of shares: Institutional Shares, Service Shares and Class A Shares.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of independent accountants. However, pursuant to the Company's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Company to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other shareholders in connection with requiring a special meeting of shareholders. Shareholders of the Company may remove a Director by the af-firmative vote of a majority of the Company's outstanding voting shares. The Board of Directors, however, will call a special meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of Di-rectors holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Company does not issue cer-tificates representing the Funds' shares. Instead, the Transfer Agent main-tains a record of each shareholder's ownership. Each shareholder receives con-firmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. Each Fund has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regard-less of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attribut-able to qualifying dividends such Fund receives from U.S. domestic corpora-tions may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period re-quirements and debt financing limitations under the Code. Dividends paid by International Equity Fund and Asia Growth Fund are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Share-holders will be informed annually about the amount and character of distribu-tions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the rec-ord date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a share-holder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and ex-changes if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup with-holding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund anticipates that it will be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for a distribution to share-holders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from in-terest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting re-quirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional State-ment. Shareholders are urged to consult their own tax advisers regarding spe-cific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                     REPORTS TO INSTITUTIONAL SHAREHOLDERS

  Institutional Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each Institutional Shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services.

                                   DIVIDENDS

  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Insti-tutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular divi-dend or distribution. If no election is made, all dividends from net invest-ment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund. If cash dividends are elected with respect to a Fund's net investment income dividends then cash dividends must also be elected with respect to the short-term capital gains component, if any, of the Fund's annual dividend.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Growth and Income Fund will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securi-ties. Therefore, subsequent distributions (or portions thereof) of taxable in-come or realized appreciation on such shares may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                       PURCHASE OF INSTITUTIONAL SHARES

  Institutional Shares of a Fund may be purchased, without the imposition of a sales load, through Goldman Sachs at the net asset value per share next deter-mined after receipt of an order. If, by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. New York time), an order is re-ceived by the Fund or Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value."

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Pur-chases may also be made by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Equity Portfolios, Inc.--(Name of Fund)" and should be directed to "Goldman Sachs Equity Portfolios, Inc.--(Name of Fund)", c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711. Payment must be received within three Business Days of receipt of the purchase order by the Fund or Goldman Sachs. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Re-demption of Institutional Shares."

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to establish such an account. Subsequent pur-chases of shares may be made in the manner set forth in the preceding para-graph.

  The minimum initial investment is $1,000,000 in Institutional Shares of each Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) cor-porations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or finan-cial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (g) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and stan-dards. The minimum investment requirement may be waived at the discretion of the Company's officers. No minimum amount is required for subsequent invest-ments.

  Each Fund reserves the right to redeem the Institutional Shares of any In-stitutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Company will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional In-stitutional Shares of a Fund to avoid such redemption.

OTHER PURCHASE INFORMATION

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in In-stitutional Shares. Such institutions should be consulted for information re-garding such charges.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). Each Fund or Goldman Sachs may reject or restrict purchases or exchanges of Institutional Shares by a particular purchaser or group of related purchasers, for example, when a pattern of frequent purchases and sales or exchanges of Institutional Shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Fund.

                              EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next de-termined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Portfolios, Inc.-- [Name of Fund], c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, pol-icies and applicable fees before making an exchange. Under the telephone ex-change privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identifica-tion numbers only if the exchange request is in writing and is received in ac-cordance with the procedures set forth under "Redemptions of Institutional Shares."

  In times of drastic economic or market changes the telephone exchange privi-lege may be difficult to implement. In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. For federal income tax purposes, an exchange is treated as a sale of the shares surrendered in the exchange on which an in-vestor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of such fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be mod-ified or withdrawn at any time on sixty (60) days' written notice to Institu-tional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."

                      REDEMPTION OF INSTITUTIONAL SHARES

  Each Fund will redeem its Institutional Shares upon request of an Institu-tional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the inside front cover page of this Prospectus. An Institutional Shareholder may request redemptions by tele-phone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to imple-ment redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Company to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or ad-dress other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Informa-tion Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not imple-mented, the Company may be liable for any loss due to unauthorized or fraudu-lent transactions. In all other cases, neither the Funds, the Company nor Goldman Sachs will be responsible for the authenticity of redemption or ex-change instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Share-holder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a sav-ings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such in-stitution satisfies the standards established by the Transfer Agent.

  Each Fund will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Institu-tional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer of Federal Funds will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. With respect to redemp-tion proceeds paid by check, a check for the redemption proceeds will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank desig-nated on the Account Information Form to receive redemption proceeds or the record address, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Company nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer proc-ess. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Except with respect to Institutional Shareholders whose account balances are less than $50, Institutional Shares are not redeemable at the option of a Fund unless the Board of Directors determines in its sole discretion that failure to so redeem may have material adverse consequences to the shareholders of the Funds. Each Fund, however, assumes no responsibility to compel redemptions.

                                  APPENDIX A

   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section (the "Certification Section") of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account. The Fund reserves the right to refuse to open an account for, or to close the account of, any investor who fails to (1) provide a TIN or (2) certify that such TIN is correct (if required to do so under applicable law) in establishing an account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for determining the TIN that certain entities are required to provide.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN and required certifications.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification Section.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification Section or write "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

                                 GOLDMAN SACHS

             GOLDMAN SACHS PORTFOLIOS -- ACCOUNT INFORMATION FORM

This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
              Co. No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Portfolios            Master No. ________________
         4900 Sears Tower                           Fund Use Only
         Chicago, IL
         60606 1-800-621-2550                Date: _____________________

[_] GOLDMAN SACHS -- MONEY MARKET TRUST           [_] GS -- SHORT-TERM GOVERNMENT AGENCY FUND
    Fill in Portfolio(s):______________           [_] GS -- SHORT DURATION TAX-FREE FUND
[_] GS -- ADJUSTABLE RATE GOVERNMENT AGENCY FUND  [_] GS -- CORE FIXED INCOME FUND
[_] OTHER                                         [_] THE GOLDMAN SACHS EQUITY PORTFOLIOS
    Class of Shares:_____________________             Fill in Fund(s):___________________

A. ACCOUNT RECORD
-------------------------------------------------------------------------------

-------------------------------------     -------------------------------------
Name of Account                           Telephone Number

-------------------------------------     U.S. Citizen or
Street or P.O. Box                        Resident? Yes [_]  No [_]

-------------------------------------     If no is checked, fill in country of
City                 State      Zip       tax residence:

-------------------------------------     -------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in Prospectus)
-------------------------------------------------------------------------------

Dividends (including net short-term capital gains)    [_] Cash  [_] Units/Shares
Net Long-Term Capital Gains Distributions             [_] Cash  [_] Units/Shares
Dividends and Capital Gains reinvested in another
 fund in the Goldman Sachs Portfolios (see Prospectus
 for more information)                                          [_] Units/Shares
 Fill in Fund(s): ____________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
-------------------------------------------------------------------------------
Taxpayer Identification Number: ______________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

SIGN    ------------------------------    -------------------------------------
HERE    Signature                         Name (print) and Title (if any)


        ------------------------------    -------------------------------------
        Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------
[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares/units of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request affected hereunder.

                                                       Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units/Shares" in Prospectus)
-------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See section G). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

Please complete the following bank account information and place a line through the unused portion.

Additional instructions may be added on separate pages, if necessary

Number of Bank Account Destinations completed in Section E of this form: [_]

1)___________________________________     3)___________________________________
 Bank Name           Bank Routing No.      Bank Name           Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name          Account No.         Account Name          Account No.


2)___________________________________     4)___________________________________
 Bank Name           Bank Routing No.      Bank Name           Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name         Account No.,         Account Name         Account No.,

[_] Special Draft (Transfer Agent to Supply)[_] By Mail

F. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------
By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment, and the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund units/shares on behalf of the undersigned. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED AND REVIEWED A CURRENT FUND PROSPECTUS.

The undersigned understands that non-money market funds, do not maintain a constant net asset value and further that a constant net asset value in money market funds is not guaranteed. As a result, the undersigned may experience a loss of principal on its investments.

Number of Signatures required to make changes to this form: [_]

SIGN
HERE    ------------------------------    -------------------------------------
        Signature                         Name (print) and Title (if any)  Date

        ------------------------------    -------------------------------------
        Signature                                                          Date

        ------------------------------    -------------------------------------
        Signature                                                          Date

G. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

-------------------------------------     Affix Guarantee Stamp Here
Signature Guaranteed By

-------------------------------------
Authorized Signature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES OR AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UN-LAWFUL. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE COMPANY OR THE FUNDS SINCE THE DATE HEREOF OR THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE.

                              -------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Summary....................................................................   3
Financial Highlights.......................................................   9
Investment Objectives and Policies.........................................  10
Special Investment Methods and Risk Factors................................  14
Investment Restrictions....................................................  26
Portfolio Turnover.........................................................  26
Management.................................................................  27
Net Asset Value............................................................  30
Performance Information....................................................  30
Shares of the Company......................................................  31
Taxation...................................................................  32
Additional Information.....................................................  33
Reports to Institutional Shareholders......................................  34
Dividends..................................................................  34
Purchase of Institutional Shares...........................................  34
Exchange Privilege.........................................................  36
Redemption of Institutional Shares.........................................  36
Appendix A................................................................. A-1
Account Information Form

MID1/6K/0695

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        GOLDMAN SACHS SELECT EQUITY FUND

                              INSTITUTIONAL SHARES

                                   MANAGED BY

                     GOLDMAN SACHS FUNDS MANAGEMENT, L.P.,

                                AN AFFILIATE OF

                              GOLDMAN, SACHS & CO.

                   GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS MID-CAP EQUITY FUND

                  GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                              INSTITUTIONAL SHARES

                                   MANAGED BY

                         GOLDMAN SACHS ASSET MANAGEMENT

                        A SEPARATE OPERATING DIVISION OF

                              GOLDMAN, SACHS & CO.

            GOLDMAN SACHS ASIA GROWTH FUND INSTITUTIONAL SHARES

                                MANAGED BY

               GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

                              AN AFFILIATE OF

                           GOLDMAN, SACHS & CO.

                                 -------------

                                   PROSPECTUS

                                 -------------
                              GOLDMAN, SACHS & CO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       GOLDMAN SACHS SELECT EQUITY FUND

                     GOLDMAN SACHS GROWTH AND INCOME FUND

                       GOLDMAN SACHS MID-CAP EQUITY FUND

                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                        GOLDMAN SACHS ASIA GROWTH FUND

                                SERVICE SHARES

                                 ------------

  Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund") (individually, a "Fund," and collectively, the "Funds") are part of a family of funds advised by Goldman Sachs Asset Management or its affiliates, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International. Each Fund is organized as a separate diversified portfolio of Goldman Sachs Equity Portfolios, Inc. (the "Company"), an open-end, management investment company. Service Shares of the Funds are offered to certain institutional investors.

  Select Equity Fund seeks total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the Standard & Poor's Index of 500 Common Stocks.

  Growth and Income Fund seeks long-term growth of capital and growth of income through investments in equity securities that the Fund's Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend paying ability.

  Mid-Cap Equity Fund seeks long-term capital growth primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $7 billion at the time of investment.

  International Equity Fund seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.


                                                       (continued on next page)

                                 ------------

  SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN INSTITUTIONAL SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 ------------

                The date of this Prospectus is February  , 1996

  Asia Growth Fund seeks long-term capital appreciation through investments in equity securities of companies related (in the manner described herein) to Asian countries.

  A FUND'S INVESTMENTS IN SECURITIES OF EMERGING MARKETS AND OTHER FOREIGN ISSUERS AND OF COMPANIES WHOSE SECURITIES ARE PRINCIPALLY TRADED OUTSIDE THE UNITED STATES, AND INVESTMENTS QUOTED OR DENOMINATED IN FOREIGN CURRENCIES, AS WELL AS THE MANAGEMENT TECHNIQUES EMPLOYED BY THE FUNDS, ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN AND OTHER EMERGING MARKET COUNTRIES IN WHICH THE ASIA GROWTH AND INTERNATIONAL EQUITY FUNDS WILL INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. THE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH SUCH INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "SPECIAL INVESTMENT METHODS AND RISK FACTORS."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Growth and Income, Mid-Cap Equity and International Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the Select Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. GSAM, GSFM and GSAMI are referred to in this Prospectus as the "Investment Adviser." GSAM serves as each Fund's administrator and Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus, which sets forth concisely the information about the Company and the Funds that a prospective investor ought to know before investing in Service Shares of the Funds, should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated February , 1996, containing further information about the Company and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed below.

                                          GOLDMAN SACHS ASSET MANAGEMENT
GOLDMAN SACHS EQUITY                      INVESTMENT ADVISER TO
PORTFOLIOS, INC. ONE NEW YORK PLAZA        GROWTH AND INCOME FUND,  MID-CAP
NEW YORK, NEW YORK 10004                  EQUITY FUND AND  INTERNATIONAL
                                          EQUITY FUND ONE NEW YORK PLAZA NEW
                                          YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR 85 BROAD STREET NEW
YORK, NEW YORK 10004

                                          GOLDMAN SACHS ASSET MANAGEMENT
                                          INTERNATIONAL

GOLDMAN, SACHS & CO.                      INVESTMENT ADVISER TO  ASIA GROWTH
TRANSFER AGENT 4900 SEARS TOWER           FUND AND  SUBADVISER TO THE
CHICAGO, ILLINOIS 60606                    INTERNATIONAL EQUITY FUND 140 FLEET
                                          STREET LONDON, ENGLAND EC4A 2BJ

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
INVESTMENT ADVISER TO SELECT EQUITY
FUND ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

TOLL FREE (IN U.S.)..................     800-621-2550

                                    SUMMARY

                                  INTRODUCTION

  Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund") (a "Fund," or the "Funds") are part of a family of funds advised by GSAM or its affiliates, GSFM and GSAMI. Select Equity, Growth and Income and Mid-Cap Equity Funds are organized as separate diversified portfolios and International Equity and Asia Growth Funds are non-diversified portfolios of Goldman Sachs Equity Portfolios, Inc. (the "Company"), an open-end, management investment company.

GOLDMAN SACHS SELECT EQUITY FUND

  The investment objective of the Fund is to provide investors with a total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the Standard & Poor's Index of 500 Common Stock (the "S&P 500 Index"). Under normal circumstances, the Fund will invest at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both fundamental research and a variety of quantitative techniques which seek to maximize the Fund's risk to reward ratio. The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to the S&P 500 Index.

GOLDMAN SACHS GROWTH AND INCOME FUND

  The Fund's investment objectives are to provide its shareholders with long-term growth of capital and growth of income. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend paying ability. Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and stock purchase rights, and interests in real estate investment trusts. These securities may or may not pay a current dividend. The Fund may invest up to 35% of its total assets in fixed income securities.

GOLDMAN SACHS MID-CAP EQUITY FUND

  The investment objective of the Fund is long-term capital growth. Dividend income, if any, is an incidental consideration. The Fund seeks to meet its investment objective by investing, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies ("Mid Cap Companies") with public stock market capitalizations of between $500 million and $7 billion at the time of investment. However, the Fund currently intends to emphasize investments in companies with public stock market capitalizations under $5 billion at the time of investment. The Fund may invest up to 35% of its total assets in the equity securities of companies with public stock market capitalizations greater or less than Mid Cap Companies and fixed income securities.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

  The Fund's investment objective is long-term capital appreciation. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. Many of the countries in which the Fund may invest have emerging economies or securities markets which involve certain risks. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. See "Special Investment Methods and Risk Factors--Foreign Transactions." The Fund may also invest up to 35% of its total assets in fixed income securities of foreign and domestic corporations, mortgage- and asset-backed issuers and the U.S. Government, foreign governments and their respective agencies, instrumentalities, political subdivisions and authorities and fixed income securities issued or guaranteed by international or supranational entities that, in the opinion of the Investment Adviser, offer the potential to enhance total return.

GOLDMAN SACHS ASIA GROWTH FUND

  The Fund's investment objective is long-term capital appreciation. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand which are considered by the Investment Adviser to have long-term capital appreciation potential. Concentration of the Fund's assets in one or a few of the Asian countries will subject the Fund, to a greater extent than if the Fund's assets were less geographically concentrated, to the risks of adverse changes in the securities and foreign exchange markets of such countries and social, political or economic events which may occur in those countries. The Fund may also invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and fixed income securities. The Fund may employ certain currency techniques to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. See "Special Investment Methods and Risk Factors--Foreign Transactions."

                     INVESTMENT ADVISERS AND ADMINISTRATOR

  Goldman Sachs Asset Management, a separate operating division of Goldman Sachs, acts as administrator to each Fund and serves as the Investment Adviser to the Mid-Cap Equity, Growth and Income and International Equity Funds. Goldman Sachs Funds Management, L.P., an affiliate of Goldman Sachs, serves as investment adviser to the Select Equity Fund. Goldman Sachs Asset Management International, an affiliate of Goldman Sachs, serves as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. As of
     , 1995, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of
$     .

                   PURCHASE AND REDEMPTION OF SERVICE SHARES

  It is expected that all purchasers of Service Shares of the Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of the Fund may be purchased by Service Organizations through Goldman Sachs at the current net asset value per share without the imposition of a sales load. The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. See "Purchase of Service Shares." The Funds will redeem their Service Shares upon request of a shareholder on any Business Day at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

                         DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs serves as the distributor for each Fund in the sale of its shares. Under the Transfer Agency Agreement with the Company, Goldman Sachs provides transfer agency services and responds to shareholder inquiries. See "Management--Distributor and Transfer Agent."

                                DIVIDEND POLICY

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains for each taxable year, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends. The Growth and Income Fund will pay dividends in respect of net investment income quarterly. Each other Fund will pay dividends in respect of net investment income at least annually. All of the Funds will pay dividends in respect of net realized long-term and short-term capital gains at least annually. Shareholders will receive dividends in additional Service Shares of the Fund paying the dividend or may elect to receive cash as described under "Dividends."

                                  RISK FACTORS

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objective will be achieved.

  There are certain risks associated with the investment policies of each of the Funds. For instance, to the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. A Fund's use of certain investment techniques, including derivatives, forward contracts and options and futures transactions, will subject a Fund to greater risk than funds that do not employ such techniques. To the extent that a Fund invests in securities of non-U.S. issuers and foreign currencies, the Fund may face risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments and the imposition of exchange controls or other governmental confiscation or restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries will involve greater risks than investments in the developed countries of Western Europe, the U.S. and Japan. In addition, because the International Equity and Asia Growth Funds will invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. In particular, the securities markets of the developing countries of Asia are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  The International Equity and Asia Growth Funds are each "non-diversified" funds as defined under the Investment Company Act of 1940 (the "Act") and are therefore subject only to certain federal tax diversification requirements (which also apply to the other Funds), in addition to the policies adopted by the Investment Adviser. To the extent that a Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Special Investment Methods and Risk Factors--Non-Diversification Status."

                                  SERVICE PLAN

  The Company, on behalf of each Fund, has adopted a Service Plan with respect to the Service Shares of each Fund which authorizes each Fund to compensate Service Organizations for providing account administration services to their customers who are the beneficial owners of such Shares. The Company, on behalf of each Fund, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of a Fund attributable to or held in the name of the Service Organization for its customers. See "Service Plans."

                               FEES AND EXPENSES
                               (SERVICE SHARES)*

                                                  GROWTH
                                           SELECT  AND   MID-CAP INT'L   ASIA
                                           EQUITY INCOME EQUITY  EQUITY GROWTH
                                            FUND   FUND   FUND    FUND   FUND
                                           ------ ------ ------- ------ ------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Pur-
  chases..................................  None   None   None    None   None
 Maximum Sales Charge Imposed on Rein-
  vested Dividends........................  None   None   None    None   None
 Redemption Fees..........................  None   None   None    None   None
 Exchange Fees............................  None   None   None    None   None
ANNUAL FUND OPERATING EXPENSES: (as a
percentage of average daily net assets)
 Management Fees (including advisory and
  administration fees)**..................  0.55%  0.70%  0.75%   0.82%  0.81%
 Service Fees***..........................  0.50%  0.50%  0.50%   0.50%  0.50%
 Other Expenses (after expense limita-
  tion)**.................................  0.10%  0.14%  0.10%   0.28%  0.29%
                                            ----   ----   ----    ----   ----
  TOTAL FUND OPERATING EXPENSES (AFTER
   EXPENSE LIMITATION)**..................  1.10%  1.34%  1.35%   1.60%  1.60%
                                            ====   ====   ====    ====   ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period
Select Equity Fund............................  $ 7     $21     $36     $ 81
Growth and Income Fund........................  $ 9     $27     $47     $104
Mid-Cap Equity Fund...........................  $ 9     $27     N/A      N/A
International Equity Fund.....................  $11     $35     $61     $134
Asia Growth Fund..............................  $11     $35     $61     $134

--------------------
   * The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and in the case of Select Equity and Mid-Cap Equity Funds, Administration Shares and, in the case of Select Equity, Growth and Income, International Equity and Asia Growth Funds, Class A Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Administration, Institutional and Class A Shares, may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the inside cover of this prospectus.
 ** Based on estimated amounts for the current fiscal year. The Investment
    Advisers and GSAM have voluntarily agreed to limit their advisory and administration fees to the following, respectively, (as a percentage of average daily net assets): Select Equity Fund--0.40% and 0.15%, International

   Equity Fund--0.67% and 0.15% and Asia Growth Fund--0.66% and 0.15%. Without such limitations, the Fund's advisory and administration fees would be:
   Select Equity Fund--0.50% and 0.25%, International Equity Fund--0.75% and 0.25% and Asia Growth Fund--0.75% and 0.25%. The Investment Advisers and GSAM have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets, advisory and administration fees, fees under administration, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to 0.06%, 0.10%, 0.06%, 0.24% and 0.25%, respectively, of the Select Equity, Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Fund's average daily net assets. The Investment Advisers and GSAM have no current intention of modifying or discontinuing such limitations but may do so in the future at their discretion. If the Investment Advisers and GSAM did not agree to limit certain "Other Expenses" of each Fund and to limit the fees of the Select Equity, International Equity and Asia Growth Funds as described above, the "Other Expenses" and "Total Operating Expenses" of the Service Shares of the Funds would be as follows: Select Equity Fund--0.27% and 1.02%; Growth and Income Fund--0.14% and 0.84%; Mid-Cap Equity Fund--0.32% and 1.07%; International Equity Fund--0.38% and 1.38% and Asia Growth Fund--0.39% and 1.39%, respectively. The annual "Management Fees," "Other Expenses," and "Total Operating Expenses," respectively, incurred by the Class A Shares of the following funds during the fiscal year ended January 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were: Select Equity Fund--0.75%, 0.38% and 1.38%, Growth and Income Fund--0.70%, 0.30%, and 1.25%, International Equity Fund--1.00%, 0.48%, and 1.73% and Asia Growth Fund--1.00%, 0.65% and 1.90%,
   respectively.
*** Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. See "Service Plans."

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of the Funds that an investor in the Funds will bear directly or indirectly. The costs and expenses included in the table and hypothetical example above are based upon estimated fees and expenses for the current year. The information on costs and expenses included in the table and hypothetical example above should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator."

                             FINANCIAL HIGHLIGHTS

    SELECTED DATA FOR A CLASS A SHARE OF SELECT EQUITY, GROWTH AND INCOME, INTERNATIONAL EQUITY AND ASIA GROWTH FUNDS AND FOR AN INSTITUTIONAL SHARE OF
   SELECT EQUITY AND MID-CAP EQUITY FUNDS OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a Class A Share of Select Equity, Growth and Income, International Equity and Asia Growth Funds outstanding during the periods indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the year ended January 31, 1995. The following data with respect to a Class A Share of Select Equity (and Institutional class which commenced operations on June 15, 1995), Growth and Income, International Equity and Asia Growth Funds outstanding during the semi-annual period ended July 31, 1995 has been derived from unaudited financial statements prepared by the Company. The following data with respect to an Institutional share of Mid-Cap Equity Funds outstanding during the period from August 1, 1995 (commencement of operations) through September 30, 1995 has also been derived from unaudited financial statements prepared by the Company. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. These reports also contain performance information and are available upon request and without charge by writing to one of the addresses on the inside cover of this Prospectus. No Service or Administration Shares of the Funds were outstanding during the periods indicated.

                       INVESTMENT OBJECTIVE AND POLICIES

  Potential equity investments for each Fund (other than the Select Equity Fund which evaluates securities using both fundamental research and a variety of quantitative techniques as described below under "Select Equity Fund") generally are evaluated using fundamental analysis, including criteria such as earnings, cash flow, asset values and/or dividend-paying ability. In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. Each Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Research Department and other affiliates of the Investment Adviser as well as information provided by other securities dealers.

  The Investment Advisers intend to purchase equity securities of companies that are, in their view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of an Investment Adviser, are available at attractive prices. Consideration will be given to the business quality of the issuer. Factors positively affecting an Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business.

  Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  The investment objectives and principal investment policies of each Fund are described below. Certain other investment practices and management techniques, which involve certain risks, as well as the minimum rating criteria with respect to a Fund's investments in fixed income securities, are described under "Special Investment Methods and Risk Factors."

SELECT EQUITY FUND

  Select Equity Fund's investment objective is to provide its shareholders with a total return through investments in equity securities consisting of capital appreciation plus dividend income that, net of fund expenses, exceeds the total return realized on the S&P 500 Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both fundamental research and a variety of quantitative techniques which seek to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to the S&P 500 Index. The Investment Adviser begins with a universe primarily of large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Investment Research Department (the "Research Department"), a second rating will be assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio will be primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and will have risk characteristics and industry weightings similar to the S&P 500 Index. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysis, and cover measures of value, yield, growth, momentum, risk and liquidity (e.g., price/earnings ratio, book/price ratio, long and short-term growth estimates, earning estimates, price momentum, volatility and liquidity). All of the factors used by the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess a number of attractive investment characteristics.

  If the equity security is followed by the Research Department, the security is also assigned a rating based upon the Research Department's evaluation. The Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." With an annual budget of more than $120 million, the Research Department has a staff of approximately 150 senior professionals who follow over 1,700 issuers. By employing both quantitative (i.e., the Multifactor Model) and qualitative (i.e., the analysts' ratings) methods of selecting securities, Select Equity Fund seeks to capitalize on the strengths of each discipline.

GROWTH AND INCOME FUND

  The Growth and Income Fund's investment objectives are to provide its shareholders with long-term growth of capital and growth of income. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and stock purchase rights and interests in real estate investment trusts. These securities may or may not pay a current dividend. The Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities issued by corporations or other entities or by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such securities, in the opinion of the Investment Adviser, offer the potential to further the

Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

MID-CAP EQUITY FUND

  The investment objective of Mid-Cap Equity Fund is long-term capital growth. Dividend income, if any, is an incidental consideration. Mid-Cap Equity Fund will seek to achieve its investment objective by investing, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies ("Mid Cap Companies") with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $7 billion at the time of investment. However, Mid-Cap Equity Fund currently intends to emphasize investments in Mid Cap Companies with public stock market capitalizations of below $5 billion at the time of investment. Equity securities in which Mid-Cap Equity Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, equity interests in trusts, limited partnerships, joint ventures and similar enterprises and interests in real estate investment trusts. Mid-Cap Equity Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities issued by corporations or other entities or by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such securities, in the opinion of the Investment Adviser, offer the potential to further the investment objectives of Mid-Cap Equity Fund. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

  Equity securities in Mid-Cap Equity Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

INTERNATIONAL EQUITY FUND

  The International Equity Fund's investment objective is to provide its shareholders with long-term capital appreciation. Under normal market conditions, the Fund will seek to achieve its objective by investing substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The equity securities in which the Fund will primarily invest will consist of common stock, preferred stock, convertible debt obligations, convertible preferred stock and warrants or other rights to acquire stock that the Investment Adviser believes offer the potential for long-term capital appreciation. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa,

Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Special Investment Methods and Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The number of stocks in which the Fund will typically invest is intended to provide the Fund with a moderate level of diversification while at the same time not diluting the impact of any one investment. However, the Fund is considered "non-diversified" as defined in the Act. See "Special Investment Methods and Risk Factors--Non-Diversification Status."

  The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Special Investment Methods and Risk Factors."

  The Fund may invest in debt obligations (i) issued by foreign and U.S. corporate, mortgage- and asset-backed issuers, (ii) issued or guaranteed by the U.S. Government, foreign governments, or their respective agencies, instrumentalities, political subdivisions and authorities and (iii) issued or guaranteed by international or supranational organizations. The Fund will not, under normal conditions, invest more than 35% of its total assets in such debt obligations.

ASIA GROWTH FUND

  The Asia Growth Fund's investment objective is to provide its shareholders with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries,
(ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or
(iv) they are organized under the laws of one of the Asian countries. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Special Investment Methods and Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The equity securities in which the Fund will primarily invest will consist of common stock, preferred stock, convertible debt obligations, convertible preferred stock, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records. The Investment Adviser expects that the Fund will typically invest in the securities of approximately 25 to 40 companies. The Fund intends to purchase that number of stocks which it believes will provide the Fund with a moderate level of diversification while at the same time not diluting the impact of any one investment. However, the Fund is considered "non-diversified" as defined in the Act. See "Special Investment Method and Risk Factors--Non-Diversification Status."

  The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to increase total return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Special Investment Methods and Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Special Investment Methods and Risk Factors--Foreign Transactions." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and fixed income securities. The Fund may invest in fixed income securities (i) issued by foreign and U.S. corporate, mortgage- and asset-backed issuers, (ii) issued or guaranteed by the U.S. Government, foreign governments, or their respective agencies, instrumentalities, political subdivisions and authorities and (iii) issued or guaranteed by international or supranational organizations.

                  SPECIAL INVESTMENT METHODS AND RISK FACTORS

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the Select Equity Fund invests are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

WARRANTS AND STOCK PURCHASE RIGHTS

  Each Fund may purchase warrants and stock purchase rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and stock purchase rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and stock purchase rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and stock purchase rights increases the potential profit or loss to be realized from the investment of a given amount of a Fund's assets as compared with investing the same amount in the underlying stock.

FOREIGN TRANSACTIONS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers. Foreign issuers may offer better investment opportunities than domestic securities. Foreign countries may have economic policies or business cycles different from those of the United States and securities mar-kets that do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign exchanges may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign companies may be less liquid than securities of comparable domestic companies. Commissions on transactions in foreign securi-ties may be higher than those for similar transactions on domestic stock mar-kets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus mak-ing it difficult to conduct such transactions.

  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign company than about a domestic company. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted companies in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of nationaliza-tion, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securi-ties which take the form of sponsored and unsponsored American Depository Re-ceipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than Select Equity Fund, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign is-suers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars and are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domes-tic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involv-ing the foreign issuer in a timely manner. In addition, the lack of informa-tion may result in inefficiencies in the valuation of such instruments. In-vestment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in De-pository Receipts, such as an ADR, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in emerging markets involves risks in addition to those discussed above. The International Equity and Asia Growth Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Growth and Income and Mid-Cap Equity Funds may invest up to 25% of their total assets in securi-ties of issuers in countries with emerging economies or securities markets. These emerging markets are generally located in the Asia-Pacific region, East-ern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging markets may be constrained by limita-tions as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign in-vestors. Such limitations may be computed based on the aggregate trading vol-ume by or holdings of the Fund, the Investment Adviser and its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain emerging markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies." Furthermore, the repatriation of both investment income and capital from several of the Asian countries is subject to restrictions such as the need for certain governmental consents.

  Many of the emerging markets may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States and Japan. Many of the emerging markets do not have fully democratic governments. For example, some governments of emerging market countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some of the Asian and other countries. The economies of most of the emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. In addition, the economies of some of the emerging markets are vulnerable to weakness in world prices for their commodity exports.

  Settlement procedures in emerging markets are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive in-vestment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  FOREIGN CURRENCY TRANSACTIONS. A Fund may, to the extent it invests in for-eign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes. A Fund may enter into forward foreign currency exchange contracts to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The International Eq-uity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency, or the In-ternational Equity or Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segre-gated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various curren-cies.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in differ-ent countries, actual or anticipated changes in interest rates and other com-plex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency con-trols or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more suscepti-ble to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts used by each Fund and currency swaps and other privately negotiated currency instruments authorized for use by the International Equity and Asia Growth Funds, offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the International Equity and Asia Growth Funds may engage in a variety of foreign currency management techniques. The Funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. However, due to the limited market for these instruments with respect to the currencies of certain Asian countries, the Investment Adviser does not currently anticipate that a significant portion of Asia Growth Fund's currency exposure will be covered by such instruments. The opportunity for hedging currency exposure to other emerging markets is also generally limited. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

  Because investment in foreign issuers will usually involve currencies of foreign countries, and because the International Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates.

  OPTIONS ON FOREIGN CURRENCIES. Each Fund (other than Select Equity Fund) may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Interna-tional Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pat-tern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will con-stitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the International Equity and Asia Growth Funds may purchase call or put op-tions on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When pur-chased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

INVESTING IN SMALL CAPITALIZATION COMPANIES

  The Funds may invest in smaller, lesser-known companies which the Investment Adviser believes offer greater capital appreciation and/or growth potential than larger, more mature, better known firms. Investing in the securities of such companies, however, involves greater risk and the possibility of greater portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

FIXED INCOME SECURITIES

  Each Fund may invest in U.S. Government securities and corporate and certain other fixed income securities. Select Equity Fund may only invest in debt securities that are considered cash equivalents. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The interest rates payable on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates of interest.

  RATING CRITERIA. The debt securities in which the Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Funds may invest will, except as noted below, be rated investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's) or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Growth and Income Fund may invest up to 10% of its total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), includes securities rated D by Moody's or Standard & Poor's. Mid-Cap Equity Fund may invest up to 10% of its total assets in debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

  GOVERNMENT DEBT OBLIGATIONS. Each Fund may invest in U.S. Government securities which include: obligations issued by the U.S. Government or by any agency, instrumentality or sponsored enterprise thereof supported by the full faith and credit of the U.S. Government, the authority of the issuer to borrow from the U.S. Treasury, or the discretionary authority of the U.S. Government to purchase the obligations of the agency, instrumentality or enterprise; obligations fully guaranteed as to principal and interest by an agency, instrumentality or sponsored enterprise of the U.S. Government; obligations of U.S. Government agencies, instrumentalities or state government agencies or instrumentalities, which may or may not be entitled to the full faith and credit of the issuer. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. A Fund's investments in zero coupon securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the Select Equity Fund) may invest in mortgage-backed securities, which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the Select Equity Fund) may also invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables.

  Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-through of prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed and asset-backed securities and increase a Fund's exposure to rising interest rates. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the Select Equity Fund) may purchase put and call op-tions and write (sell) covered call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. A Fund will purchase and write such options that are listed on na-tional or foreign securities exchanges or traded in the over-the-counter mar-ket. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with direct investments in equity securities. The use of options to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes also depends in part on the In-vestment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or de-termination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return, a Fund may purchase and sell various kinds of future contracts, and purchase and write call and put options on any of such futures contracts. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will en-gage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or (except with respect to transactions by the Growth and Income, Mid-Cap Eq-uity and Select Equity Funds in futures on foreign currencies) to seek to in-crease total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transac-tions, if immediately thereafter the sum of the amount of initial margin de-posits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total re-turn would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or curren-cies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any futures contracts or options transactions. The loss incurred by a Fund in writing op-tions on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures con-tract prices during a single day.

  In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. Perfect corre-lation between a Fund's futures positions and its portfolio positions will be impossible to achieve. A Fund's transactions in options and futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

CURRENCY SWAPS

  The International Equity and Asia Growth Funds may enter into currency swaps for both hedging purposes and to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies.

  Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the entire amount of the payment stream payable by a Fund under a currency swap is held in a segregated account consisting of cash or liquid, high grade debt securities, the Funds and the Investment Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

  The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the Securities and Exchange Commission ("SEC") currently take the position that swaps are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

RISKS OF DERIVATIVE TRANSACTIONS

  A Fund's transactions, if any, in options, futures, options on futures, swap transactions and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instru-ments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin require-ments and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be re-garded as a speculative practice, and involves the risk of loss if the Invest-ment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Fund at the time of entering into the transac-tion. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until the settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securi-ties on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commit-ments prior to settlement if its Investment Adviser deems it appropriate to do so.

INVESTMENT IN UNSEASONED COMPANIES

  Each Fund may invest up to 5% of its total assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund may not invest more than 10% of its total assets in securities that are subject to restrictions on resale ("restricted securities") under the Se-curities Act of 1933, as amended ("1933 Act"), including securities eligible for resale in reliance on Rule 144A under the 1933 Act. In addition, a Fund will not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily market-able, swap transactions, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Directors, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately respon-sible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers be-come for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

OTHER INVESTMENT COMPANIES

  A Fund reserves the right to invest up to 10% of its total assets in the se-curities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as in-vestment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Ad-viser.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Govern-ment securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The International Equity and Asia Growth Funds may also enter into repurchase agreements involving cer-tain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addi-tion, in the event of bankruptcy of the seller or failure of the seller to re-purchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with de-lay and enforcement of the repurchase agreement. The Directors of the Company have reviewed and approved certain sellers whom they believe to be credit-worthy and have authorized the Funds to enter into repurchase agreements with such sellers. In addition, each Fund, together with other registered invest-ment companies having advisory agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily ag-gregate balance of which will be invested in one or more repurchase agree-ments.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securi-ties. Under present regulatory policies, such loans may be made to institu-tions, such as certain broker-dealers, and are required to be secured continu-ously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institu-tion with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the Select Equity Fund) may make short sales of secu-rities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securi-ties convertible into or exchangeable, without payment of any further consid-eration, for an equal amount of the securities of the same issuer as the secu-rities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long posi-tion will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Notwithstanding a Fund's investment objective, each Fund may on occasion, for temporary defensive purposes to preserve capital, hold part or all of its assets (except that Select Equity Fund may only hold up to 35% of its total assets) in cash, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

NON-DIVERSIFICATION STATUS

  Since the International Equity and Asia Growth Funds are "non-diversified" under the Act, they are subject only to certain federal tax diversification requirements. Under federal tax laws, each of these Funds may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government securities). With respect to the remaining 50% of a Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. With respect to 75% of each non-diversified Fund's total assets, the Fund, as a matter of investment policy, may not acquire more than 10% of the outstanding voting securities of any one issuer. Since the International Equity and Asia Growth Funds are not diversified under the Act, they will be more susceptible to adverse developments affecting any single issuer. The Mid-Cap Equity, Select Equity and Growth and Income Funds are also subject to the same tax diversification requirements in addition to the diversification requirements arising out of their diversified status under the Act.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. These investment restrictions are fundamental policies of a Fund that cannot be changed without approval of a majority of the outstanding shares of that Fund. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (above 100%) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover ratio. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the In-vestment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

DIRECTORS AND OFFICERS

  The Company's Board of Directors is responsible for deciding matters of gen-eral policy and reviewing the actions of the Investment Advisers, subadviser, administrator, distributor and transfer agent. The officers of the Company conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Directors and officers of the Company.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. GSAM, a separate operating division of Goldman Sachs, serves as the investment adviser to the Mid-Cap Equity, Growth and Income and International Equity Funds. Goldman Sachs registered as an in-vestment adviser in 1981. GSFM, a Delaware limited partnership which is an af-filiate of Goldman Sachs, serves as the investment adviser to the Select Eq-uity Fund. GSFM registered as an investment adviser in 1990. GSAMI, an affili-ate of Goldman Sachs, serves as the investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. GSAMI became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. GSAM serves as administrator to each Fund.
As of      , 1995, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of
$    .

  Under an Investment Advisory Agreement with each Fund, the applicable In-vestment Adviser, and in the case of the International Equity Fund under a Subadvisory Agreement, the Subadviser, subject to the general supervision of the Company's Board of Directors, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Company to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Asian affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

  The Select Equity Fund's portfolio manager is Robert C. Jones. Mr. Jones is a Vice President and brings 15 years of investment experience to his work in developing and implementing the Investment Advisers' quantitative equity man-agement services. Prior to joining the Investment Adviser in 1989, Mr. Jones was the senior quantitative analyst in Goldman Sachs' Investment Research De-partment and the author of the monthly Stock Selection publication.

  The Growth and Income Fund's portfolio managers are Mitchell E. Cantor and Ronald E. Gutfleish. Mr. Cantor joined the Investment Adviser in 1991 and is a Vice President and Co-Chief Investment Officer of GSAM's Active Equity Team. Prior to 1991, Mr. Cantor was a senior partner and served as research director of the Institutional Division and as the investment management research director for

Sanford C. Bernstein & Co., Inc. Mr. Gutfleish joined the Investment Adviser in 1993 and is a Vice President. Prior to 1993, he was a principal of Sanford
C. Bernstein & Co., Inc. in its Investment Management Research Department and a member of the Research Review Committee.

  The Mid-Cap Equity Fund's portfolio managers are Paul D. Farrell, Mitchell
E. Cantor and Ronald E. Gutfleish. Mr. Farrell is a Vice President and Co-Chief Investment Officer of GSAM's Active Equity Team. Prior to joining the Investment Adviser in 1991, Mr. Farrell served as a managing director at Plaza Investments, the investment subsidiary of GEICO Corp., a major insurance com-pany. He was previously a Vice President in the Goldman Sachs research depart-ment and was responsible for the formation of the firm's Emerging Growth Re-search Group.

  The International Equity Fund's portfolio managers are Roderick D. Jack (Executive Director), Marcel Jongen (Executive Director), Warwick Negus (Executive Director) and Shogo Maeda (Vice President). Before joining the Investment Adviser in 1992, Mr. Jack spent five years with the advisory and financing group for S.G. Warburg in London. Before joining the Investment Adviser in 1992, Mr. Jongen was with Philips pension fund in Eindhaven where he was head of equities. Before joining Goldman Sachs Asset Management (Japan) Ltd. in 1994, Mr. Maeda spent most of the last thirteen years at Nomura and a period at Manufacturers Hanover Bank in New York. See below for information about Mr. Negus.

  The Asia Growth Fund's portfolio manager is Warwick Negus, who is based in Asia. His responsibilities include Asian equities and emerging equities markets. Mr. Negus joined the Investment Adviser in January 1994 after seven years as Vice President of Bankers Trust Australia Ltd. where he was head of its Southeast Asian equities group.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSAM is entitled to a fee from the Growth and Income, Mid-Cap Equity and International Equity Funds, computed daily and payable monthly, at the annual rates of 0.55%, 0.60% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the International Equity Fund at the annual rate of 0.21% of average daily net assets. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSFM is entitled to a fee from the Select Equity Fund, computed daily and payable monthly, at the annual rate of 0.50% of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Select Equity Fund at the annual rate of 0.40% of average daily net assets. GSFM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. As compensation for its services rendered and assumption of certain expenses pursuant to Investment Advisory and Subadvisory Agreements, GSAMI is entitled to a fee from the Asia Growth and International Equity Funds, computed daily and payable monthly at the annual rates of 0.75% and

0.50%, respectively, of average daily net assets; however, GSAMI is currently only imposing its advisory and subadvisory fees with respect to the Asia Growth and International Equity Funds at the annual rate of 0.66% and 0.46%, respectively, of average daily net assets. GSAMI may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the fiscal period ended January 31, 1995, each Fund (other than the Mid-Cap Equity Fund), paid fees at the foregoing rates, except that the Select Equity, International Equity and Asia Growth Funds paid advisory fees equal to 0.50%, 0.25%, and 0.75%, respectively, of their average daily net assets. For the fiscal period ended January 31, 1995 the International Equity Fund paid subadvisory fees equal to 0.50%. The advisory fee paid by the International Equity and Asia Growth Funds is higher than the fees paid by most funds but the Investment Adviser believes such fees are comparable to advisory fees paid by funds with similar investment strategies. Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement. In addition, the Investment Adviser to the Select Equity, Growth and Income, Mid-Cap Equity, International Equity and Asia Growth Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding advisory, transfer agency and administration fees and fees under administration, distribution and authorized dealer service plans, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06%, 0.10%, 0.06%, 0.24% and 0.25% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with each Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and profes-sional services to each Fund by others; provides office facilities; and pre-pares, but does not pay for, reports to shareholders, the SEC and other regu-latory authorities. As compensation for the services rendered to the Funds, GSAM is entitled to a fee from the Growth and Income and Mid-Cap Equity Funds, computed daily and payable monthly, at an annual rate equal to 0.15% of a Fund's average daily net assets and GSAM is entitled to a fee from each other Fund, computed daily and payable monthly at an annual rate equal to 0.25% of each such Fund's average daily net assets; however, GSAM is currently only im-posing its administration fee with respect to Select Equity, International Eq-uity and Asia Growth Funds at the annual rate of 0.15% of average daily net assets. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the period ended January 31, 1995, each Fund (other than Growth and Income Fund, which paid GSAM an administration fee equal to 0.15% of its average daily net as-sets, and Mid-Cap Equity Fund) paid GSAM an administration fee equal to 0.25% of its average daily net assets. GSAM has agreed to reduce its fees payable by a Fund (to the extent of its fees) by the amount (if any) that a Fund's ex-penses exceed the applicable expense limitations imposed by state securities administrators. See "Management--Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment ac-tivities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information re-garding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Invest-ment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its af-filiates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such re-strictions. See "Activities of Goldman Sachs and its Affiliates and Other Ac-counts Managed by Goldman Sachs" in the Additional Statement for further in-formation.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders of rec-ord with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the inside front cover page of this Prospectus.

                                NET ASSET VALUE

  The net asset value per share of each Fund is calculated by the Fund's cus-todian as of the close of regular trading on the New York Stock Exchange (nor-mally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Company's Board of Directors.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Growth and Income Fund may publish its yield for a particular class of its shares in advertisements and communications to shareholders or prospective in-vestors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public of-fering price for the relevant class for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distribu-tions at net asset value. The total return calculation assumes a complete re-demption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calcula-tions based on investments at various sales charge levels or at net asset val-ue. Any performance data which are based on the net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Growth and Income Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Growth and Income Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  The investment results of a Fund will fluctuate over time and any presenta-tion of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in share-holder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                             SHARES OF THE COMPANY

  Each Fund is a series of the Company, which was incorporated under the laws of the State of Maryland on September 27, 1989. The authorized capital stock of the Company consists of 2,000,000,000 shares of common stock, par value $.001 per share. The Directors of the Company have authority under the Company's Charter to create and classify shares of capital stock in separate series, without further action by shareholders. Additional series may be added in the future. The Directors also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The Select Equity Fund offers four classes of shares: Institutional Shares, Administration Shares, Service Shares and Class A Shares. The Mid-Cap Equity Fund offers three classes of shares: Institutional Shares, Administration Shares and Serv-ice Shares. The Growth and Income, International Equity and Asia Growth Funds offer three classes of shares: Institutional Shares, Service Shares and Class A Shares.

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of independent accountants. However, pursuant to the Company's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Company to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other shareholders in connection with requiring a special meeting of shareholders. Shareholders of the Company may remove a Director by the af-firmative vote of a majority of the Company's outstanding voting shares. The Board of Directors, however, will call a special meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of Di-rectors holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Company does not issue cer-tificates representing the Funds' shares. Instead, the Transfer Agent main-tains a record of each shareholder's ownership. Each shareholder receives con-firmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. Each Fund has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, each Fund must satisfy certain requirements re-lating to the sources of its income, diversification of its assets and distri-bution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regard-less of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attribut-able to qualifying dividends such Fund receives from U.S. domestic corpora-tions may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period re-quirements and debt financing limitations under the Code. Dividends paid by International Equity Fund and Asia Growth Fund are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Share-holders will be informed annually about the amount and character of distribu-tions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the rec-ord date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a share-holder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and ex-changes if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup with-holding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund anticipates that it will be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for a distribution to share-holders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from in-terest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting re-quirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional State-ment. Shareholders are urged to consult their own tax advisers regarding spe-cific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                 SERVICE PLANS

  The Company, on behalf of each Fund, has adopted a Service Plan with respect to the Service Shares which authorizes each Fund to compensate Service Organi-zations for providing administration services and account maintenance services to their customers who are beneficial owners of such Shares. The Company, on behalf of each Fund, will enter into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agree-ments"). The Service Agreements will provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of a Fund attributable to or held in the name of the Service Organization for its customers. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers and processing orders to purchase, redeem or exchange Service Shares for cus-tomers.

  Holders of Service Shares of a Fund will bear all expenses and fees paid to Service Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Services Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in a Fund. The Company, on behalf of each Fund, will accrue payments made pursuant to a Service Agreement daily. All in-quiries of beneficial owners of Service Shares should be directed to such own-ers' Service Organization.

                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of a Fund will receive an annual report con-taining audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a monthly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.

                                   DIVIDENDS

  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the elec-tion of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund. If cash dividends are elected with respect to a Fund's net investment income div-idends then cash dividends must also be elected with respect to the short-term capital gains component, if any, of the Fund's annual dividend.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Growth and Income Fund will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securi-ties. Therefore, subsequent distributions (or portions thereof) of taxable in-come or realized appreciation on such shares may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                          PURCHASE OF SERVICE SHARES

  It is expected that all direct purchasers of Service Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organi-zations may invest in Service Shares only through Service Organizations. Serv-ice Shares of a Fund may be purchased by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt from a Service Organization of an order without the imposition of a sales load. If, by 3:00 p.m. Chicago time (4:00 p.m. New York), an order, a check or a Federal Reserve draft is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order or such form of payment is received. See "Net Asset Value."

PURCHASE PROCEDURES

  Purchases of Service Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to The Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Equity

Portfolios, Inc.--(Name of Fund)" and should be directed to "Goldman Sachs Eq-uity Portfolios, Inc.--(Name of Fund)", c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described un-der "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

OTHER PURCHASE INFORMATION

  Neither Fund has any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum required account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  Each Fund reserves the right to redeem Service Shares of any Service Organi-zation whose account balance is less than $50 as a result of earlier redemp-tions. Such redemptions will not be implemented if the value of such share-holder's account falls below the minimum account balance solely as a result of market conditions. The Company will give sixty (60) days' prior written notice of Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). Each Fund or Goldman Sachs may reject or restrict purchases or exchanges of Service Shares by a particular purchaser or group of related purchasers, for example, when a pat-tern of frequent purchases and sales or exchanges of Service Shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subse-quent abrupt redemption might be, of a size that would disrupt management of the Fund.

                              EXCHANGE PRIVILEGE

  Service Shares of the Fund may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the relevant class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Portfolios, Inc.-- [Name of Fund], c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, pol-icies and applicable fees before making an exchange. Under the telephone exchange privilege, Serv-ice Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemptions of Service Shares."

  In times of drastic economic or market changes the telephone exchange privi-lege may be difficult to implement. In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such in-structions are genuine. For federal income tax purposes, an exchange is treated as a sale of the shares surrendered in the exchange on which an in-vestor may realize a gain or loss, followed by a purchase of Service Shares, or units received in the exchange. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Service Sharehold-ers and is subject to certain limitations. See "Purchase of Service Shares."

                         REDEMPTION OF SERVICE SHARES

  Each Fund will redeem its Service Shares upon request of a Service Share-holder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days.

  A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Company to confirm that such instructions are genuine. Among other things, any redemption request in excess of a certain minimum size that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Company may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Company nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Service Shares to be redeemed earn dividends with respect to the day the request is received.

  Each Fund will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or if the recordholder so elects in writing, by check. Redemption proceeds will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to seven (7) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Once wire transfer instructions have been given by Goldman Sachs, neither a Fund, the Company nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organization. With respect to redemption proceeds paid by check, a check for the redemption proceeds will normally be mailed to the address of record within 5 Business Days of receipt of a properly executed redemption request.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  The Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  Except with respect to Service Organizations whose account balances are less than $50, Service Shares of a Fund are not redeemable at the option of a Fund unless the Board of Directors of the Company determines in its sole discretion that failure to so redeem may have material adverse consequences to the shareholders of a Fund. Each Fund, however, assumes no responsibility to compel redemptions.

                                  APPENDIX A

   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section (the "Certification Section") of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account. The Fund reserves the right to refuse to open an account for, or to close the account of, any investor who fails to (1) provide a TIN or (2) certify that such TIN is correct (if required to do so under applicable law) in establishing an account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  Special rules apply for determining the TIN that certain entities are required to provide.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN and required certifications.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification Section.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification Section or write "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

                                 GOLDMAN SACHS

             GOLDMAN SACHS PORTFOLIOS -- ACCOUNT INFORMATION FORM

This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
              Co. No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Portfolios            Master No. ________________
         4900 Sears Tower                           Fund Use Only
         Chicago, IL
         60606 1-800-621-2550                Date: _____________________

[_] GOLDMAN SACHS -- MONEY MARKET TRUST           [_] GS -- SHORT-TERM GOVERNMENT AGENCY FUND
    Fill in Portfolio(s):______________           [_] GS -- SHORT DURATION TAX-FREE FUND
[_] GS -- ADJUSTABLE RATE GOVERNMENT AGENCY FUND  [_] GS -- CORE FIXED INCOME FUND
[_] OTHER                                         [_] THE GOLDMAN SACHS EQUITY PORTFOLIOS
    Class of Shares:_____________________             Fill in Fund(s):___________________

A. ACCOUNT RECORD
-------------------------------------------------------------------------------

-------------------------------------     -------------------------------------
Name of Account                           Telephone Number

-------------------------------------     U.S. Citizen or
Street or P.O. Box                        Resident? Yes [_]  No [_]

-------------------------------------     If no is checked, fill in country of
City                 State      Zip       tax residence:

-------------------------------------     -------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in Prospectus)
-------------------------------------------------------------------------------

Dividends (including net short-term capital gains)    [_] Cash  [_] Units/Shares
Net Long-Term Capital Gains Distributions             [_] Cash  [_] Units/Shares
Dividends and Capital Gains reinvested in another
 fund in the Goldman Sachs Portfolios (see Prospectus
 for more information)                                          [_] Units/Shares
 Fill in Fund(s): ____________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
-------------------------------------------------------------------------------
Taxpayer Identification Number: ______________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

SIGN    ------------------------------    -------------------------------------
HERE    Signature                         Name (print) and Title (if any)


        ------------------------------    -------------------------------------
        Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------
[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares/units of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request affected hereunder.

                                                       Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units/Shares" in Prospectus)
-------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See section G). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

Please complete the following bank account information and place a line through the unused portion.

Additional instructions may be added on separate pages, if necessary

Number of Bank Account Destinations completed in Section E of this form: [_]

1)___________________________________     3)___________________________________
 Bank Name           Bank Routing No.      Bank Name           Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name          Account No.         Account Name          Account No.


2)___________________________________     4)___________________________________
 Bank Name           Bank Routing No.      Bank Name           Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name         Account No.,         Account Name         Account No.,

[_] Special Draft (Transfer Agent to Supply)[_] By Mail

F. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------
By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment, and the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund units/shares on behalf of the undersigned. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED AND REVIEWED A CURRENT FUND PROSPECTUS.

The undersigned understands that non-money market funds, do not maintain a constant net asset value and further that a constant net asset value in money market funds is not guaranteed. As a result, the undersigned may experience a loss of principal on its investments.

Number of Signatures required to make changes to this form: [_]

SIGN
HERE    ------------------------------    -------------------------------------
        Signature                         Name (print) and Title (if any)  Date

        ------------------------------    -------------------------------------
        Signature                                                          Date

        ------------------------------    -------------------------------------
        Signature                                                          Date

G. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

-------------------------------------     Affix Guarantee Stamp Here
Signature Guaranteed By

-------------------------------------
Authorized Signature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES OR AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UN-LAWFUL. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE COMPANY OR THE FUNDS SINCE THE DATE HEREOF OR THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE.

                              -------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Summary....................................................................   3
Financial Highlights.......................................................   9
Investment Objectives and Policies.........................................  10
Special Investment Methods and Risk Factors................................  14
Investment Restrictions....................................................  26
Portfolio Turnover.........................................................  26
Management.................................................................  27
Net Asset Value............................................................  30
Performance Information....................................................  30
Shares of the Company......................................................  31
Taxation...................................................................  32
Additional Information.....................................................  33
Reports to Institutional Shareholders......................................  34
Dividends..................................................................  34
Purchase of Institutional Shares...........................................  34
Exchange Privilege.........................................................  36
Redemption of Institutional Shares.........................................  36
Appendix A................................................................. A-1
Account Information Form

MID1/6K/0695

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        GOLDMAN SACHS SELECT EQUITY FUND

                              INSTITUTIONAL SHARES

                                   MANAGED BY

                     GOLDMAN SACHS FUNDS MANAGEMENT, L.P.,

                                AN AFFILIATE OF

                              GOLDMAN, SACHS & CO.

                      GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS MID-CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                              INSTITUTIONAL SHARES

                                   MANAGED BY

                         GOLDMAN SACHS ASSET MANAGEMENT

                        A SEPARATE OPERATING DIVISION OF

                              GOLDMAN, SACHS & CO.
              GOLDMAN SACHS ASIA GROWTH FUND INSTITUTIONAL SHARES
                                   MANAGED BY
                  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                AN AFFILIATE OF
                              GOLDMAN, SACHS & CO.

                                 -------------

                                   PROSPECTUS

                                 -------------
                              GOLDMAN, SACHS & CO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        GOLDMAN SACHS SELECT EQUITY FUND

                      GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS MID-CAP EQUITY FUND

                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                         GOLDMAN SACHS ASIA GROWTH FUND
                              INSTITUTIONAL SHARES

             (PORTFOLIOS OF GOLDMAN SACHS EQUITY PORTFOLIOS, INC.)

                               One New York Plaza

                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Institutional Shares of Goldman Sachs Select Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund and Goldman Sachs Asia Growth Fund, dated February _____, 1996, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.

TABLE OF CONTENTS
                                        Page
                                        ====
Introduction..........................  B-3
Investment Policies...................  B-4
Investment Restrictions...............  B-22
Management............................  B-31
Portfolio Transactions and Brokerage..  B-42
Net Asset Value.......................  B-45
Performance Information...............  B-46
Taxation..............................  B-56
Financial Statements..................  B-62
Shares of the Company.................  B-63
Other Information.....................  B-65
Appendix A:...........................  1-A
Appendix B:...........................  1-B
Appendix C:...........................  1-C

         The date of this Additional Statement is February ____, 1996.

GOLDMAN, SACHS & CO.                       GOLDMAN SACHS FUNDS
Distributor                                MANAGEMENT, L.P.
85 Broad Street                            Investment Adviser to
New York, New York 10004                   Goldman Sachs Select Equity Fund
                                           One New York Plaza
GOLDMAN, SACHS & CO.                       New York, New York 10004
Transfer Agent
4900 Sears Tower                           GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606                    Administrator to all Funds and
                                           Investment Adviser to Goldman
GOLDMAN SACHS ASSET                        Sachs Growth and Income Fund,
MANAGEMENT INTERNATIONAL                   Goldman Sachs Mid-Cap Equity Fund,
Investment Adviser to Goldman Sachs        and Goldman Sachs International
Asia Growth Fund and Subadviser to         Equity Fund
Goldman Sachs International Equity Fund    One New York Plaza
140 Fleet Street                           New York, New York 10004
London, England EC4A 2BJ

TOLL FREE (IN U.S.).......800-526-2550

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                        GOLDMAN SACHS SELECT EQUITY FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS MID-CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                                 SERVICE SHARES

            (PORTFOLIOS OF GOLDMAN SACHS EQUITY PORTFOLIOS, INC.)
                              One New York Plaza
                           New York, New York 10004

This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Service Shares of Goldman Sachs Select Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund and Goldman Sachs Asia Growth Fund, dated February _____, 1996, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.

TABLE OF CONTENTS                       Page
                                        ====
Introduction..........................  B-3
Investment Policies...................  B-4
Investment Restrictions...............  B-22
Management............................  B-31
Portfolio Transactions and Brokerage..  B-42
Net Asset Value.......................  B-45
Taxation..............................  B-46
Performance Information...............  B-56
Financial Statements..................  B-62
Shares of the Company.................  B-63
Other Information.....................  B-65
Service Plan..........................  B-66
Appendix A:...........................  1-A
Appendix B:...........................  1-B
Appendix C:...........................  1-C

        The date of this Additional Statement is February ______, 1996.


GOLDMAN, SACHS & CO.                       GOLDMAN SACHS FUNDS
Distributor                                MANAGEMENT, L.P.
85 Broad Street                            Investment Adviser to
New York, New York 10004                   Goldman Sachs Select Equity Fund
                                           One New York Plaza
GOLDMAN, SACHS & CO.                       New York, New York 10004
Transfer Agent
4900 Sears Tower                           GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606                    Administrator to all Funds and
                                           Investment Adviser to Goldman
GOLDMAN SACHS ASSET                        Sachs Growth and Income Fund,
MANAGEMENT INTERNATIONAL                   Goldman Sachs Mid-Cap Equity Fund,
Investment Adviser to Goldman Sachs        and Goldman Sachs International
Asia Growth Fund and Subadviser to         Equity Fund
Goldman Sachs International Equity Fund    One New York Plaza
140 Fleet Street                           New York, New York 10004
London, England EC4A 2BJ

TOLL FREE (IN U.S.).......800-526-2550

                                  INTRODUCTION

     Goldman Sachs Equity Portfolios, Inc. (the "Company") is an open-end, management investment company currently offering eight series of shares, including Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Mid-Cap Equity Fund ("Mid-Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund")(individually, a "Fund," or collectively, the "Funds").

     The Company was organized under the laws of the State of Maryland on September 27, 1989. The Company assumed its current name on May 14, 1991. The Directors of the Company have authority under the Company's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by
shareholders.   Pursuant thereto, the Directors have created the Funds and three additional series, and additional series may be added in the future from time to time. Select Equity Fund currently offers four classes of shares:
Institutional Shares, Administration Shares, Service Shares and Class A Shares. Growth and Income Fund, International Fund and Asia Growth Fund currently offer three classes of shares: Institutional Shares, Service Shares and Class A Shares. Mid-Cap Equity Fund currently offers three classes of shares:
Institutional Shares, Administration Shares and Service Shares. See "Shares of the Company."

     Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to Select Equity Fund and Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs, serves as investment adviser to Growth and Income Fund, Mid-Cap Equity Fund and International Fund. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as the investment adviser to Asia Growth Fund and subadviser to International Fund. GSFM, GSAM and GSAMI are each sometimes referred to individually as an "Investment Adviser" and collectively, as the "Investment Advisers." In addition, GSAM serves as the administrator to each Fund. Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

     The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual and money market funds, including fixed income and equity funds, and a range of related services. MFG is part of GSAM, a separate operating division of Goldman Sachs. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving client interests. As MFG clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain portfolio and account information. The AA can also answer inquiries about rates of return, portfolio composition and holdings and guide shareholders through operational details. An MFG client can also utilize SMART/SM/ personal computer software system which allows holders to purchase and redeem shares and also obtain portfolio and account information directly.

                              INVESTMENT POLICIES

       Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

INVESTING IN ASIA
=================

       Asia Growth Fund is intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of Asian Companies (as defined in the Prospectus) as well as the risks associated with investments quoted or denominated in foreign currencies. In addition, certain of Asia Growth Fund's potential investment and management techniques entail special risks. There can be no assurance that Asia Growth Fund will achieve its investment objective. See "Investment Objectives and Policies" and "Special Investment Methods and Risk Factors" in the Prospectus.

     The pace of change in Asia over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Asian countries have been relatively attractive. GSAMI believes that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead. Asia Growth Fund concentrates on companies that GSAMI believes are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. See "Special Investment Methods and Risk Factors" in the Prospectus.

     Each of the securities markets of the Asian countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. Certain of the Asian securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The limited liquidity of Asian markets may also affect Asia Growth Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit Asia Growth Fund's investment in certain of the Asian countries and may increase the expenses of Asia Growth Fund. Certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Asian countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of Asia Growth Fund.

     Each of the Asian countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which Asia Growth Fund invests and adversely affect the value of Asia Growth Fund's assets.

     Asia Growth Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates. Asia Growth Fund may elect, when eligible, to "pass through" to Asia Growth Fund's shareholders those taxes that are treated as income or excess profits taxes for U.S. federal income tax purposes. If Asia Growth Fund is eligible for and makes such election, U.S. shareholders will be required to include in income their proportionate share of the amount of qualifying non-U.S. taxes paid by Asia Growth Fund and may be entitled to claim either a credit or deduction for all or a portion of such taxes. Certain shareholders, including shareholders not subject to U.S. taxation, will not be entitled to the benefit of a deduction or credit with respect to non-U.S. income taxes paid by Asia Growth Fund. See "Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of Asia Growth Fund is uninvested and no return is earned on such assets. The inability of Asia Growth Fund to make intended security purchases or sales due to settlement problems could result either in losses to Asia Growth Fund due to subsequent declines in value of the portfolio securities or, if Asia Growth Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

INTERNATIONAL FUND
==================

     International Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAM and GSAMI believe that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAM's and GSAMI's equity team in London, Hong Kong and Tokyo seeks to identify companies that have a high probability of achieving superior long-term returns. Stocks are carefully selected for International Fund's portfolio through a three-stage investment process. Because International Fund is a long-term holder of stocks, the portfolio managers adjust International Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the portfolio managers first identify attractive industries around the world. Such industries have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the portfolio managers identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should always act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAM's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations. See "Investment Policies" and "Advisory and Administrative Services."

     The members of GSAM and GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. In addition, they have access to over 200 economic, equity and currency research professionals of Goldman Sachs in London, Frankfurt, Hong Kong, Tokyo and New York.

SELECT EQUITY FUND
==================

     Select Equity Fund's investment objective is to provide its shareholders with a total return consisting of capital appreciation plus dividend income that, net of Fund expenses, exceeds the total return realized on the S&P 500 Index. Under normal circumstances, the Fund will invest at least 90% of its total assets in equity securities.

     The investment strategy of Select Equity Fund will be implemented to the extent it is consistent with maintaining the Fund's qualification as a regulated investment company under the Internal Revenue Code. The Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days, the Fund will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of the Fund's net assets. The Fund may purchase futures contracts on the S&P 500 Index in order to keep the Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, the Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.   The Multifactor Model is a sophisticated
computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, yield, growth, momentum, risk and liquidity (e.g. price/earnings ratio, sustainable growth rate, earnings momentum and market liquidity). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

          The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the nature of the Recommended List, the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures on the S&P 500 Index); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.



CORPORATE DEBT OBLIGATIONS
--------------------------

     Each Fund may invest, under normal market conditions, in corporate debt obligations, including obligations of industrial, utility and financial issuers. Select Equity Fund may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of the Growth and Income and Mid-Cap Equity Funds to dispose of a particular security when necessary to meet its redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Growth and Income and Mid-Cap Equity Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities.
In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

ZERO COUPON BONDS
-----------------

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for tax and accounting purposes which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund's distribution obligations. See "Taxation."


CUSTODIAL RECEIPTS
------------------

     Each Fund may acquire up to 5% of its total assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
-------------------------------------------

     Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in mortgage-backed and asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owned on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

     Each Fund may purchase and sell futures contracts. Each Fund, other than Select Equity Fund, may also purchase and write options on futures contracts. Select Equity Fund may only purchase and sell futures contracts on the S&P 500 Index. The other Funds may purchase and sell futures contracts based upon various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and, except for Select Equity Fund, related options transactions, only for bona fide hedging purposes as defined below or (except with respect to transactions by Growth and Income, Mid-Cap Equity and Select Equity Funds in futures on foreign currencies) for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on certain foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than Select Equity
Fund) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than Select Equity
Fund) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that the Fund has acquired or expects to acquire.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.


     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish more certainly than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities and securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or (with the exception of Select Equity Fund) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Such futures contracts may (except in the case of Select Equity Fund) include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, each Fund (other than Select equity Fund) may sell futures contracts on a particular currency in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting such Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (upon exercise of the option) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and (except for Select Equity Fund) will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated or quoted in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and (except for Select Equity Fund) will engage in related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Taxation."

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid, high grade debt securities in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions may be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.



OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest, although Select Equity Fund has no present intention of doing so. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that the Fund would have deposited with its custodian cash or liquid, high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially upset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid, high grade debt securities (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid, high grade debt securities with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter party to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest, although Select Equity Fund has no present intention of doing so. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Advisers. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on an Investment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

     Each Fund may invest up to 5% of its total assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by an
Investment Adviser for investment by the Fund.   Select Equity Fund has no
present intention of acquiring warrants or rights.   No Fund will invest more
than 2% of its total assets, calculated at the time of purchase, in warrants or rights which are not listed on the New York or American Stock Exchanges. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REAL ESTATE INVESTMENT TRUSTS ("REITS")
---------------------------------------

     Growth and Income Fund may invest, and Mid-Cap Equity Fund may invest up to 5% of its total assets (determined at the time of purchase), in shares of REITs that are not self-administered or self-managed. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

FOREIGN SECURITIES
------------------

     Investments in foreign securities may offer potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. issuers. Investments in foreign securities may involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. International Fund and Asia Growth Fund may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for Select Equity Fund) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (other than Select Equity Fund) may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability to such Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and such Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     A Fund (other than Select Equity Fund) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets".


     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Growth and Income and Mid-Cap Equity Funds may enter into forward foreign currency exchange contracts for hedging purposes. International Fund and Asia Growth Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case maybe. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     International Fund and Asia Growth Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. International Fund and Asia Growth Fund may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid, high grade debt securities into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of International or Asia Growth Fund, forward contracts entered into to increase total return. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (other than Select Equity Fund) may write (sell) covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     International Fund and Asia Growth Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, International Fund and Asia Growth Fund may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates such Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate such Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by such Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     In addition to using options for the hedging purposes described above, International Fund and Asia Growth Fund may use options on currency to seek to increase total return. International Fund and Asia Growth Fund may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, International Fund and Asia Growth Fund may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, International Fund and Asia Growth Fund accept, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     International Fund and Asia Growth Fund would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. International Fund and Asia Growth Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise International Fund and Asia Growth Fund would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by either Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. International Fund and Asia Growth Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

     SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.


CURRENCY SWAPS
--------------

     The International Fund and Asia Growth Fund may enter into currency swaps for hedging purposes and to seek to increase total return. Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Advisers believe that swaps do not constitute senior securities as defined in the Act, and, accordingly, will not treat them
as being subject to a Fund's borrowing restrictions.   An amount of cash or
liquid, high grade debt securities having an aggregate net asset value at least equal to the entire amount of the payment stream payable by the Fund will be maintained in a segregated account by the Fund's custodian.

     A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that currency swaps are illiquid investments that are subject to each Fund's 15% limitation on such investments.


LENDING OF PORTFOLIO SECURITIES
-------------------------------

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by an Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until the settlement date, cash and liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

REPURCHASE AGREEMENTS
---------------------

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and for federal tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Investment Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Investment Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Company with respect to each Fund as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Company not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Company or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Company or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to each Fund's fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained.

SELECT EQUITY FUND

     Select Equity Fund may not:

     1. Borrow money, except (a) for temporary or emergency purposes or for clearance of transactions in amounts not exceeding 10% of the Fund's total assets; while such borrowings exceed 5% of such Fund's assets, the Fund will not make any additional investments; and (b) in connection with the redemption of Fund shares, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, the entry into currency transactions, options, futures contracts, including those relating to indexes, options on futures contracts or indexes and forward commitment transactions shall not constitute borrowing.

     2. Purchase the securities of any one issuer, other than the United States Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities. (As a matter of non-fundamental policy, under normal conditions, the securities of any one issuer may not exceed 5% of Select Equity Fund's net assets at the time of purchase.)

     3. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

     4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures.

     6. Make short sales of securities, except short sales against-the-box, or maintain a short position.

     7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

     8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     9. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such future contracts, and purchase and sell currencies (and options thereon) or securities on a forward commitment or delayed-delivery basis as described in the Prospectuses.

     10. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

     11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction Nos. 1, 4, 5 and 9.

     In addition to the investment restrictions mentioned above, the Directors of the Company have voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors of the Company without prior notice to or approval of shareholders. Accordingly, Select Equity Fund may not:

     1. Purchase or retain the securities of any issuers if the officers, directors or partners of the Company, its advisers or managers owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

     2. Purchase the securities of any issuer if by such purchase the Fund would own more than 10% of the voting securities of such issuer.

     3. Write covered calls or put options with respect to more than 25% of the value of its net assets, invest more than 25% of its net assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options held by Select Equity Fund at any time will not exceed 20% of the Fund's total net assets.

     4. Invest (a) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"); or (b) more than 10% of its net assets in restricted securities (including those eligible for resale under Rule 144A).

     5. Purchase securities of other investment companies except (a) purchases which are part of a plan of merger, consolidation, reorganization, or acquisition, and (b) other purchases of the securities of investment companies only if the purchases are of open-ended, no-load funds, are conditioned on the waiver of management fees and further, if immediately thereafter (i) not more than 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) not more than 5% of the Fund's total assets, taken at market value, would be invested in such securities, (iii) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one investment company.

     6. Invest in securities of companies having a record together with predecessors, of less than three years of continuous operation, if more than 5% of a Fund's total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

GROWTH AND INCOME FUND
======================

     Growth and Income Fund may not:

     1. Borrow money, except from banks on a temporary basis in an aggregate amount not exceeding 10% of the value of the Fund's total assets, provided that the Fund is required to maintain asset coverage of at least 300% for all borrowings. For purposes of this investment restriction, forward contracts, swaps, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

     2. Purchase the securities of any one issuer, other than the United States Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations and
(b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities.

     3. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

     4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures contracts and options on futures.

     6. Make short sales of securities (except short sales against-the-box, or maintain a short position).

     7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

     8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     9. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies or securities on a forward commitment or delayed delivery basis as described in the Prospectus.

     10. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

     11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in Investment Restriction No. 1.

     In addition to the investment restrictions mentioned above, the Directors of the Company have voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Directors of the Company without prior notice to or approval of shareholders. Accordingly, the Fund may not:

     1. Purchase the securities of any issuers if the officers, directors or partners of the Company, its investment advisers or managers owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

     2. Write covered calls or put options with respect to more than 25% of the value of its net assets, invest more than 25% of its net assets in protective put options or more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof other than protective put options. The aggregate value of premiums paid on all options other than protective put options, held by the Fund at any time will not exceed 5% of the Fund's total net assets.

     3. Invest (a) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its net assets in restricted securities (including those eligible for resale under Rule
144A).

     4. Purchase additional securities while the Fund's borrowings exceed 5% of its total assets.

MID-CAP EQUITY FUND

     Mid-Cap Equity Fund may not:

     1. Borrow money, except (a) for temporary or emergency purposes or for clearance of transactions in amounts not exceeding one-third of the value of the Fund's total assets, including the amount borrowed; (b) in connection with the redemption of shares of such Fund or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and
(c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (d) transactions in mortgage dollar rolls which are accounted for as financings, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, currency transactions, forward contracts, currency, mortgage, index and interest rate swaps, interest rate caps, floors and collars, options, futures contracts, options on futures contracts or indices and forward commitment transactions shall not constitute borrowing.

     2. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations and
(b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies or instrumentalities.

     3. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

     4. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures contracts and options on futures.

     6. Make short sales of securities, except short sales against-the-box, or maintain a short position.

     7. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

     8. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     9. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies or securities on a forward commitment or delayed-delivery basis.

     10. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may enter into repurchase agreements and may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

     11. Issue any senior security (as such term is defined in Section 18(f) of the Act) except as permitted in fundamental investment restrictions 1, 4, 5 and 9.

     In addition to the investment restrictions mentioned above, the Directors of the Company have voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Directors of the Company without prior notice to or approval of shareholders. Accordingly, the Fund may not:

     1. Purchase the securities of any issuers if the officers, directors or partners of the Company, its advisers or managers owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

     2. Write covered calls or put options with respect to more than 25% of the value of its net assets or invest more than 5% of its net assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options, other than protective puts, held by the Fund at any time will not exceed 5% of the Fund's total net assets.

     3. Invest (a) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act");

or (b) more than 10% of its net assets in restricted securities (including those eligible for resale under Rule 144A).

     4. Purchase additional securities if the Fund's borrowings exceed 5% of its assets.

     5. Purchase securities of other investment companies except (a) purchases which are part of a plan of merger, consolidation, reorganization, or acquisition, and (b) other purchases of the securities of investment companies only if the purchases are of open-ended, no-load funds, are conditioned on the waiver of management fees and further, if immediately thereafter (i) not more than 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) not more than 5% of the Fund's total assets, taken at market value, would be invested in such securities, (iii) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one investment company.

     6. Invest in securities of companies having a record together with predecessors, of less than three years of continuous operation, if more than 5% of a Fund's total assets would be invested in such securities. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

INTERNATIONAL FUND
==================

     International Fund may not:

     (1) Borrow money, except from banks on a temporary basis, provided that the Fund is required to maintain asset coverage of at least 300% for all borrowings. For purposes of this investment restriction, short sales, transactions in currency, forward contracts, swaps, options, futures contracts and options on futures contracts, and forward commitment transactions shall not constitute borrowing.

     (2) Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities, political subdivisions or authorities.

     (3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     (4) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures contracts and options on futures.

     (5) Make short sales of securities, except short sales against-the-box, or maintain a short position.

     (6) Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

     (7) Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (8) Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies or securities on a forward commitment or delayed- delivery basis, as described in the Prospectus.

     (9) Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may lend portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

     (10) Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) except as permitted in Investment Restriction No. (1).

     In addition to the investment restrictions mentioned above, the Directors of the Company have voluntarily adopted the following policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Directors of the Company without prior notice to or approval of shareholders. Accordingly, the Fund may not:

     1. Purchase the securities of any issuer if the officers, directors or partners of the Company, its advisers or managers owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

     2. Invest more than 10% of its total assets in the securities of other investment companies or more than 5% of its total assets in the securities of any one investment company, in each case calculated at the time of purchase, or acquire more than 3% of the voting securities of any other investment company.

     3. Write covered calls or put options with respect to more than 25% of the value of its total assets or invest more than 5% of its total assets in puts, calls, spreads or straddles, other than protective put options.

     4. Invest (a) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its net assets in restricted securities (including those eligible for resale under Rule
144A).

     5. Purchase the securities of any issuer if, as to 75% of the Fund's assets at the time of purchase, more than 10% of the voting securities of such issuer would be held by the Fund.

     6. Purchase additional securities if the Fund's borrowings exceed 5% of its total assets.

ASIA GROWTH FUND
================

     The Asia Growth Fund may not:

     1. Borrow money, except (a) for temporary or emergency purposes or for clearance of transactions in amounts not exceeding one-third of the Fund's total assets, including the amount borrowed;

(b) in connection with the redemption of shares of such Fund or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (c) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Act. For purposes of this investment restriction, short sales, the entry into currency transactions, options, futures contracts, including those relating to indices, options on futures contracts or indices and forward commitment transactions shall not constitute borrowing.

     2. Invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

     3. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     4. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in currencies, options, futures contracts and options on futures.

     5. Make short sales of securities, except short sales against-the-box, or maintain a short position.

     6. Underwrite any issue of securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be underwriting.

     7. Purchase, hold or deal in real estate (including real estate limited partnerships) or oil, gas or mineral leases, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies or securities on a forward commitment or delayed-delivery basis.

     9. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it may invest; however, the Fund may enter into repurchase agreements and may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

     10. Issue any senior security (as such term is defined in Section 18(f) of the Act), except as permitted in fundamental investment restrictions 1, 3, 4 and 8.

     In addition to the investment restrictions mentioned above, the Directors of the Company have voluntarily adopted the following policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment restrictions in that they may be changed or amended by action of the Directors of the Company without prior notice to or approval of shareholders. Accordingly, the Fund may not:

     1. Purchase the securities of any issuers if the officers, directors or partners of the Company, its advisers or managers owning beneficially more than one-half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

     2. Invest more than 10% of its total assets in the securities of other investment companies or more than 5% of its total assets in the securities of any one investment company, in each case calculated at the time of purchase, or acquire more than 3% of the voting securities of any other investment company.

     3. Write covered calls or put options with respect to more than 25% of the value of its net assets or invest more than 5% of its net assets in puts, calls, spreads or straddles, other than protective put options. The aggregate value of premiums paid on all options held by the Fund at any time will not exceed 5% of the Fund's total assets.

     4. Invest (a) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act; or (b) more than 10% of its net assets in restricted securities (including those eligible for resale under Rule
144A).

     5. Purchase the securities of any issuer if, as to 75% of the Fund's assets at the time of purchase, more than 10% of the voting securities of such issuer would be held by the Fund.

     6. Purchase additional securities if the Fund's borrowings exceed 5% of its total assets.

                                   MANAGEMENT

     Information pertaining to the Board of Directors and officers of the Company is set forth below. Directors and officers deemed to be "interested persons" of the Company for purposes of the Act are indicated by an asterisk.

                     AGE; POSITIONS WITH COMPANY; PRINCIPAL
ADDRESS              OCCUPATION(S) DURING PAST 5 YEARS
========             ====================================
Paul C. Nagel, Jr.   73; Chairman; Retired.  Director and Chairman of the
19223 Riverside Dr.  Finance and Audit Committees, Great Atlantic & Pacific Tea
Tequesta, FL 33469   Co., Inc.: Director, United Conveyor Construction.

Ashok N. Bakhru      53; Director; President, ABN Associates, Inc. since June
1235 Westlakes Drive 1994. Retired, Senior Vice President of Scott Paper
Berwyn, PA 19312     Company; Suite 385 Director of Arkwright Mutual Insurance
                     Company; Trustee of Interna-tional House of Philadelphia;
                     Member of Cornell University Council; Trustee of the Walnut
                     Street Theatre.

*Marcia L. Beck      40; President and Director; Director Institutional Funds
One New York Plaza   Group, GSAM (since September 1992); Vice President and
New York, NY 10004   Senior Portfolio Manager, (GSAM from June 1988 to
                     present).

*David B. Ford       50; Director; General Partner, Goldman Sachs, since 1986.
One New Plaza        Chairman and Chief Executive Officer of GSAM since
New York, NY 10004   December, 1994.


*Alan A. Shuch       46; Director; Director and Vice President of Goldman Sachs
One New York Plaza   Fund Management, Inc. (from April 1990 to November 1994);
New York, NY 1004    President and Chief Operating Officer, GSAM (from September
                     1988 to November 1994); Limited Partner, Goldman Sachs
                     (since December 1994).


NAME AND             AGE; POSITIONS WITH COMPANY; PRINCIPAL
ADDRESS              OCCUPATION(S) DURING PAST 5 YEARS
========             ====================================

Jackson W. Smart     65; Director; Chairman and Chief Executive Officer, MSP
One Northfield Plaza Communications Inc. (a company engaged in radio
Suite #218           broadcasting) (since November 1988); Consultant, Thomas
Northfield, IL       Industries, Inc. (a manufacturer of lighting fixtures, home
60093                decorations and hardware items) (August 1987 to November
                     1988); Chairman and member of Executive Committee, Thomas
                     Industries, Inc. (October 1983 to August 1987); Director,
                     Federal Express Corporation; Director, North American
                     Private Equity Group (a venture capital fund).

William H. Springer  66; Director; Vice Chairman of Ameritech (a
701 Morningside Dr.  telecommunications holding company; (February 1987 to
Lake Forest, IL      retirement in August 1992); Vice Chairman, Chief Financial
60045                and Administrative Officer, Ameritech (prior thereto);
                     Director, American Information Technologies corporation;
                     Director Walgreen Co. (a retail drugstore business);
                     Director of Baker, Fentress & Co. (a closed-ended, non-
                     diversified management investment company).

Richard P. Strubel   56; Director; Managing Director, Tandem Partners, Inc.
70 West Madison St.  (since 1990); President and Chief Executive Officer,
Suite 1400           Microdot, Inc. (a diversified manufacturer of fastening
Chicago, IL 60602    systems and connectors) (January 1984 to October 1994).

*Scott M. Gilman     36; Treasurer; Director, Mutual Funds Administration, GSAM
One New York Plaza   (since April 1994); Assistant Treasurer of Goldman Sachs
New York, NY 10004   Funds Management, Inc. (since March 1993); Vice President,
                     Goldman Sachs (since March 1990); Assistant Treasurer of
                     the Company (April 1990 to October 1991); formerly Manager,
                     Arthur Andersen LLP (prior to March 1990).

*Pauline Taylor      49; Vice President; Vice President of Goldman Sachs (since
4900 Sears Tower     June 1992); Consultant (1989 to June 1992); Senior Vice
Chicago, IL 60606    President of Fidelity Investments (prior to 1989).

*John W. Mosior      57; Vice President; Vice President, Goldman Sachs, and
                     Manager of

Sears Tower          Shareholder Services for GSAM Funds Group.
Chicago, IL 60606

*Nancy L. Mucker     46; Vice President; Vice President, Goldman Sachs, and
4900 Sears Tower     Manager of Shareholder Services for GSAM Funds Group.
Chicago, IL 60606

*Michael J. Richman  35; Secretary; Vice President and Assistant General Counsel
85 Broad Street      of Goldman Sachs (since June 1992); Associate General
New York, NY 10004   Counsel to the Funds Group, GSAM (since February 1994);
                     Partner, Hale and Dorr (September 1991 to June 1992);
                     Attorney-at-law, Gaston & Snow (September 1985 to September
                     1991).


NAME AND             AGE; POSITIONS WITH COMPANY; PRINCIPAL
ADDRESS              OCCUPATION(S) DURING PAST 5 YEARS
========             ====================================

*Howard B. Surloff   30; Assistant Secretary; Counsel and Vice President,
85 Broad Street      Goldman Sachs (since November 1993 and May 1994,
New York, NY 10004   respectively); Counsel to the Funds Group of GSAM (since
                     November 1993); Formerly Associate of Shereff Friedman,
                     Hoffman & Goodman (prior thereto).

*Steven E. Hartstein 32; Assistant Secretary; Legal Products Analyst, Goldman
85 Broad Street      Sachs (June 1993 to present); Funds Compliance Officer,
New York, NY 10004   Citibank Global Asset Management (August 1991 to June
                     1993); Legal Assistant, Brown & Wood (prior thereto).

*Gail M. Shanley     26; Assistant Secretary; Legal Products Analyst, Goldman
85 Broad Street      Sachs since June 1994. Formerly Blue Sky Legal Assistant at
New York, NY 10004   Smith Barney Shearson.

_____________
*  "Interested person" of the Company for purposes of the Act.

     The Company's Directors and officers hold comparable positions with certain other investment companies of which the Investment Advisers, Goldman Sachs or an affiliate thereof is the investment adviser, administrator, and/or distributor. As of _______, 1995, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of common stock of the Funds.

     The following table sets forth certain information with respect to the compensation of each Director of the Company for the one-year period ended January 31, 1995:

                                                                  Total
                                              Pension of       Compensation
                                              Retirement       from Goldman
Benefits                   Sachs Mutual
                            Aggregate         Accrued as           Funds
                           Compensation         Part of         (including
Name of Trustee          from the Company  Company's Expenses  the Company)
=======================  ================  ==================  ============
Paul C. Nagel, Jr.            $13,065              -0-            $101,000
Ashok Bakhru                    7,865              -0-              61,000
Marcia L. Beck                    -0-              -0-                 -0-
David B. Ford                     -0-              -0-                 -0-
Alan A. Shuch                     -0-              -0-                 -0-
Jackson W. Smart, Jr.           7,865              -0-              61,000
William H. Springer             7,865              -0-              61,000
Richard D. Strubel              7,865              -0-              61,000

* The Goldman Sachs Mutual Funds consisted of 32 mutual funds, including the seven series of the Company, on January 31, 1995.

INVESTMENT ADVISER, SUBADVISER AND ADMINISTRATOR

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to Select Equity Fund. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Growth and Income, Mid-Cap Equity and International Funds and GSAMI, 140 Fleet Street, London, England, EC4A 2BJ acts as the investment adviser and subadviser to Asia Growth Fund and International Fund, respectively. As a company with unlimited liability under the laws of England, GSAMI is regulated by the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, in the conduct of its investment advisory business. GSAM serves as administrator to each Fund pursuant to an administration agreement. See "Management" in the Funds' Prospectus for a description of the applicable Investment Adviser's duties as investment adviser or subadviser and GSAM's duties as administrator to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Milan, Montreal, Osaka, Paris, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in

London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $120 million, Goldman Sachs' Investment Research Department covers approximately 1,700 companies, including approximately 1000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Investment Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the portfolios of Funds, GSAM and GSAMI have access to Goldman Sachs' economics research. The Economics Research Department, based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories: Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1994; International Economies 1986, 1988-1994; and Currency Movements 1986-1993.

     In allocating assets in International Fund's portfolio among various currencies, GSAM and GSAMI will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, GSAM and GSAMI will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for the International Fund's investment objective and criteria.

       Each Fund's investment advisory agreement and administration agreement and International Fund's subadvisory agreement provides that the Investment Adviser and GSAM, respectively, may render similar services to others so long as the services provided by the Investment Adviser and GSAM thereunder are not impaired thereby.

     The investment advisory agreement with respect to Mid-Cap Equity Fund was approved and each other Funds' advisory agreements were most recently approved by the Directors of the Company, including a majority of the Directors of the Company who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Directors"), on April 26, 1995 (April 27, 1995 in the case of Mid-Cap Equity Fund). These arrangements were most recently approved by the shareholders of Select Equity Fund, at a shareholder meeting held on November 27, 1991 and by the sole initial shareholder of each of International Fund,

Growth and Income Fund, Asia Growth Fund and Mid-Cap Equity Fund on October 23, 1992, January 29, 1993, June 1, 1994 and July 28, 1995, respectively. Each Fund's agreement will remain in effect until June 30, 1996 and from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Directors of the Company, and (b) the vote of a majority of the non-interested Directors of the Company, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Directors of the Company or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Company.

     Pursuant to the advisory agreement for International Fund, Growth and Income Fund and Mid-Cap Equity Fund, GSAM is entitled to receive a fee payable monthly by such Funds equal on an annual basis to 0.25%, 0.55% and 0.60%, respectively, of such Funds' average daily net assets. GSAM voluntarily has agreed to limit its advisory fee with respect to International Fund to an annual rate equal to 0.21% of International Fund's average daily net assets. Although it has no current intention to do so, GSAM may modify or discontinue such limitation in the future at its discretion.

     Pursuant to the advisory agreement for Select Equity Fund, GSFM is entitled to receive a fee payable monthly by such Fund equal on an annual basis to 0.50% of the Fund's average daily net assets. GSFM voluntarily has agreed to limit its advisory fee with respect to Select Equity Fund to an annual rate equal to 0.40% of Select Equity Fund's average daily net assets. Although it has no current intention to do so, GSFM may modify or discontinue such limitation in the future at its discretion.

     Pursuant to a separate Subadvisory Agreement with GSAMI and GSAM, the International Fund pays GSAMI a monthly subadvisory fee equal on an annual basis
to 0.50% of such Fund's average daily net assets.   GSAMI voluntarily has agreed
to limit its subadvisory fee with respect to International Fund to an annual rate equal to 0.46% of International Fund's average daily net assets. Although it has no current intention to do so, GSAMI may modify or discontinue such limitation in the future at its discretion. The fee paid by International Fund to GSAMI is in addition to the fee it pays to GSAM for advisory services.

     Pursuant to Asia Growth Fund's advisory agreement, GSAMI is entitled to receive a fee payable monthly by the Fund equal on an annual basis to 0.75% of the Fund's average daily net assets. GSAMI voluntarily has agreed to limit its advisory fee with respect to Asia Growth Fund to an annual rate equal to 0.66% of Asia Growth Fund's average daily net assets. Although it has no current intention to do so, GSAMI may modify or discontinue such limitation in the future at its discretion.

     For the last three fiscal years the amounts of the investment advisory fees incurred by each Fund then in existence were as follows:

                               1995      1994      1993
                               ====      ====      ====
Select Equity Fund/1/        $462,255  $475,941  $662,844
Growth and Income Fund/2/     621,416   100,926     N/A
International Fund/1/         796,627   331,134    25,607
Asia Growth Fund/1 , 3/       414,813     N/A       N/A

1 Does not give effect to the agreement (which was not in effect during such fiscal years) by the Investment Advisers to limit advisory fees to 0.40%, 0.21% and 0.66% of Select Equity Fund's, International Fund's and Asia Growth Fund's average daily net assets.

2    Commenced operations on February 5, 1993.

3    Commenced operations on July 8, 1994.


     For the fiscal period from December 1, 1992 (commencement of operations) through January 31, 1993 and for the fiscal years ended January 31, 1994 and January 31, 1995, International Fund paid GSAMI subadvisory fees of $51,214, $662,267 and $1,593,255, respectively (does not give effect to the subadvisory agreement (which was not in effect during such fiscal year) by GSAMI to limit subadvisory fees to 0.46% of the Fund's daily average net assets).

     For the period from August 1, 1995 (commencement of operations) through September 30, 1995, Mid-Cap Equity Fund paid GSAM advisory fees of $129,320.

     Pursuant to the administration agreements, GSAM's administrative responsibilities include, subject to the general supervision of the Directors of the Company, (a) providing supervision of all aspects of the Company's non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with each Fund), (b) providing the Company, to the extent not provided pursuant to its custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Company, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Company's expense, of its tax returns, reports to shareholders, periodic updating of the Prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Company, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Company's records other than those maintained pursuant to such agreements.

     GSAM voluntarily has agreed to limit its administration fee with respect to Select Equity Fund, International Fund and Asia Growth Fund to an annual rate equal to 0.15% of each Fund's average daily net assets. Although it has no current intention to do so, GSAM may modify or discontinue such limitation in the future at its discretion.

     For the last three fiscal years the amounts of the administration fees paid by each Fund then in existence were as follows:

                               1995      1994      1993
                             ========  ========  ========
Select Equity Fund/1/        $231,128  $237,970  $331,422
Growth and Income Fund/2/     169,477    27,525       N/A
International Fund            796,627   331,134    25,607
Asia Growth Fund/3/           138,271       N/A       N/A

-----------------------------

1 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSAM to limit Select Equity Fund's, International Fund's and Asia Growth Fund's administration fee to 0.15% of the Fund's average daily net assets.

2    Commenced operations on February 5, 1993.

3    Commenced operations on July 8, 1994.

     For the period from August 1, 1995 (commencement of operations) through September 30, 1995, Mid-Cap Equity Fund paid GSAM administration fees of $32,330.

     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers and Goldman Sachs and their affiliates in the management of, or their interests in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede the Funds' investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Investment Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on the Funds' performance. Such transactions, particularly in respect to proprietary accounts or customer accounts other than those included in the Investment Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Investment Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in the good faith discretion of such entities to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Advisers will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Investment Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs, J. Aron and other affiliates. An Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts, could conflict with the transactions and strategies employed by the Investment Advisers in managing the Funds.

     The results of a Fund's investment activities may differ significantly from the results achieved by an Investment Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment result which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding a Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which a Fund invests.

     In addition, certain principals and certain of the employees of the Investment Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Investment Adviser may enter into transactions and invest in currencies or other instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may not have an incentive to assure that a Fund obtains the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. To the extent that affiliate transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required, to purchase and hold shares of a Fund in order to increase the assets of such Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. A large redemption of Fund shares by Goldman Sachs could significantly reduce the asset size of a Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Company dated February 1, 1993. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs.

     Goldman Sachs serves as the Company's transfer agent. Under its transfer agency agreement with the Company, Goldman Sachs has undertaken with the Company to (i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Company's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Company by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee with respect to the Institutional and Administration Shares of each Fund equal to 0.04% of the net assets of a Fund attributable to such classes of shares. Transfer agency fees paid by a Fund with respect to a particular class are allocated to the shares of such class.

     The Company's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Company will indemnify Goldman Sachs against certain liabilities.

EXPENSES

     Except as set forth in the Prospectus under "Management", the Company is responsible for the payment of its expenses. The expenses borne by a Fund include, without limitation, the fees payable to the Investment Advisers, the fees payable to GSAM, the fees and expenses of the Fund's custodian and subcustodians, transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Company's shares under federal or state securities laws, expenses of the organization of the Company, the fees and expenses incurred by the Company in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Company for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Company), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to a Fund's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to a distribution, authorized dealer service plan or administration plan compensation and expenses of the Company's "non-interested" Directors and extraordinary expenses, if any, incurred by the Company. The fees under a Fund's authorized dealer service, distribution and administration plans and transfer agency fees are allocated to the class to which such expenses relate.

     Each Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding advisory, transfer agency, administration fees, fees under distribution, authorized dealer service, administration and service plans and, taxes, interest, brokerage, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06%, 0.10%, 0.06%, 0.24% and 0.25% per annum of the average daily net assets, respectively, of the Select Equity, Growth and Income, Mid-Cap Equity, International and Asia Growth Funds. Such limits are calculated monthly and may be discontinued or modified by the Investment Adviser at its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Investment Adviser's costs of performing certain accounting services not being provided by the Funds' custodian.

     For the last three fiscal years the amounts of the expenses of each Fund then in existence that were reduced or otherwise limited were as follows:

                              1995     1994     1993
                             =======  =======  ======
Growth and Income Fund/1/    106,725  319,899   N/A
International Fund             N/A          0  53,775
Asia Growth Fund/2/          135,905    N/A     N/A

______________________________

/1/  Commenced operations on February 5, 1993.

/2/  Commenced operations on July 8, 1994.

     Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by an amount (if any) that the Fund's expenses would exceed the expense limitations applicable to such Fund imposed by states securities administrators, as such limitations may be lowered or raised from time to time. These expense limitations apply to the advisory and administration fees paid by each Fund and the subadvisory fees paid by International Fund, but do not apply to taxes, interest, brokerage fees and distribution, authorized dealer service, service and administration fees and, where permitted, extraordinary expenses such as for litigation. The Advisers will reduce their respective fees by the amount of such excess in amounts proportionate to such investment advisory, administration and subadvisory fees.

     Currently, the most restrictive expense limitation of state securities commissions of which the Company is aware is 2-1/2% of a Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1-1/2% of such assets in excess of $100 million.

CUSTODIAN AND SUB-CUSTODIANS

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Company's portfolio securities and cash. State Street also maintains the Company's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Company and to hold cash for the Company.

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Company. In addition to audit services, Arthur Andersen LLP prepares the Company's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. A Fund will not deal with Goldman Sachs in any transaction in which Goldman Sachs acts as principal.

     In placing orders for portfolio securities of a Fund, Investment Advisers are required to give primary consideration to obtaining the most favorable price and efficient execution. This means that an Investment Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients.
Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing investment advisory services for the Company.

     On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser or an affiliate acts as investment adviser or subadviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Directors of the Company.

     Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Company, including a majority of the Directors who are not "interested" Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

     In addition, Goldman Sachs, as a member firm of the New York Stock Exchange, may effect exchange transactions and receive compensation therefor if expressly so authorized in a written contract with the Company. The Company on behalf of each Fund has entered into such a contract with Goldman Sachs. Goldman Sachs will provide the Company at least annually with a statement setting forth the total amount of all compensation retained by Goldman Sachs in connection with effecting transactions for the accounts of the Funds. The Directors of the Company will review and approve all the Fund's portfolio transactions with Goldman Sachs and the compensation received by Goldman Sachs in connection therewith. The Company, of course, will effect its portfolio transactions in a manner consistent with all applicable laws.

     For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                  Total                Total            Brokerage
                                                Brokerage            Amount of         Commissions
                                  Total        Commissions          Transaction           Paid
                                Brokerage        Paid to              on which         to Brokers
                               Commissions     Affiliated           Commissions         Providing
                                  Paid           Persons                Paid            Research
                               ===========  =================  ======================  ===========
Fiscal Year Ended:

January 31, 1995
----------------
Select Equity Fund              $  119,192   $     0 (0%)/(1)/   $ 99,616,396 (0%)/(2)/     -0-
Growth and Income Fund             637,080    77,404(12%)/(1)/    468,165,610 (7%)/(2)/     -0-
International Fund               1,799,525         0 (0%)/(1)/    546,364,113 (0%)/(2)/     -0-
Asia Growth Fund/(3)/            1,002,148    67,754 (7%)/(1)/    171,880,775 (2%)/(2)/     -0-

January 31, 1994
----------------
Select Equity Fund              $  187,041  $  3,857 (2%)/(1)/   $306,043,566 (1%)/(2)/     -0-
Growth and Income Fund/(4)/      2,974,075   274,704 (9%)/(1)/     74,091,306(27%)/(2)/     -0-
International Fund                 765,594       -0- (0%)/(1)/    202,360,486 (0%)/(2)/     -0-

January 31, 1993
----------------
Select Equity Fund              $  466,732  $ 99,522(21%)/(1)/   $ 83,349,921(21%)/(2)/     -0-
International Fund/(5)/            124,560         0 (0%)/(1)/              0 (0%)/(2)/     -0-
==================================================================================================

(1)  Percentage of total commissions paid.
(2) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

(3)  Asia Growth Fund commenced operations on July 8, 1994.

(4)  Growth and Income Fund commenced operations on February 5, 1993.

(5)  International Fund commenced operations on December 1, 1992.

     During the fiscal year ended January 31, 1995, the Company acquired and sold securities of its regular broker-dealers: Daiwa Securities, Kidder Peabody & Co., Lehman Brothers, Chemical Securities, United Bank of Switzerland,Sanwa Securities, Swiss Bank Corp., JP Morgan & Co., Bankers Trust Company and NationsBank Corp. As of January 31, 1995, the Company held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands): The Select Equity Fund owned securities issued by Swiss Bank Corp. and NationsBank Corp. in the amounts of $2,144 and $1,321, respectively. The Growth and Income Fund owned securities issued by Lehman Brothers, Chemical Securities and Swiss Bank Corp. in the amounts of $2,305, $758 and $15,588, respectively.


                                NET ASSET VALUE

     Under the Act, the Directors of the Company are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Directors of the Company, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Directors of the Company will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of a Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the Nasdaq National Market ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) exchange traded options and futures contracts will be valued at the last sale price in the market where such contracts are principally traded; (d) forward foreign currency exchange contracts will be valued using a pricing service (such as Reuters), then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (e) debt securities, other than money market instruments, will be valued on the basis of dealer-supplied quotation or by using a pricing service approved by the Board of Directors if such prices are believed by the Investment Advisers to accurately represent market value. Money market instruments, which are defined as those debt securities with a remaining maturity of 60 days or less, will be valued at amortized costs; (f) overnight repurchase agreements will be valued at cost and term repurchase agreements will be valued at the average of bid quotations obtained daily from at least two recognized dealers;
(g) OTC options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank, and (h) all other securities, including those for which a pricing service supplies no quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with procedures established by the Board of Directors of the Company.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Directors deem that the particular event would materially affect net asset value, in which case an adjustment may be made.

     The proceeds received by each Fund and each other series of the Company (as defined herein under "Shares of the Company") established by the Directors of the Company for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Company. Expenses of the Company with respect to the Funds and the other series of the Company are generally allocated in proportion to the net asset values of the respective Fund or series except where allocations of direct expenses can otherwise be fairly made.


                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return and/or yield information in advertisements, shareholder reports or sales literature. Average annual total returns and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned: during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Administration Shares) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Administration Shares) with all distributions reinvested at the beginning of such period equal to the actual total value of
such investment at the end of such period.   The following tables indicate the
total return (capital changes plus reinvestment of all distributions on a hypothetical investment of $1,000 in the Funds) for the periods indicated.

     Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time, the Company may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Company may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measure the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit account (MMDAs), checking accounts, saving accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) the Value-Line Composite-Price Return; (p) the Wilshire 4500 Index; (q) the FT-Actuaries Europe and Pacific Index, (r) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), and the Morgan Stanley Capital International combined Asia ex Japan Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data, and (s) the FT-Actuaries Europe and Pacific Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.


                          VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                  Net Asset
                                                                   Value of
                                                                  Investment
                                Investment  Investment   Amount       at
Fund                               Date       Period    Invested  Period End  Cumulative   Annualized
==============================  ==========  ==========  ========  ==========  ===========  ===========
Select                          5/24/91*    ended       $1,000
Equity Fund                                 1/31/95
Class A Shares

  -Assumes 5.5% sales charge                                       $1,200.90       20.09%        5.08%

  -Assumes no sales charge                                         $1,270.80       27.08%        6.70%

                                2/1/94      one year    $1,000
                                            ended
                                            1/31/95
 -Assumes 5.5% sales charge                                          $934.60      (6.54)%      (6.54)%

 -Assumes no sales charge                                            $989.00      (1.10)%      (1.10)%

                                5/24/91*    ended       $1,000
                                            7/31/95

 -Assumes 5.5% sales charge

 -Assumes no sales charge

                                8/1/94      one year    $1,000
                                            ended
                                            7/31/95
-Assumes 5.5% sales charge

-Assumes no sales charge

Select Equity Fund-
Institutional Shares            6/15/95     ended       $1,000
                                            7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
Growth
and Income                      2/5/93*      ended       $1,000
Fund                                         1/31/95

-Assumes 5.5% sales charge                                           $1,111.00        11.10%       5.44%

-Assumes no sales charge                                             $1,175.70        17.57%       8.48%

                                2/1/94       one year    $1,000
                                             ended
                                             1/31/95

-Assumes 5.5% sales charge                                           $  982.50        (1.75)%     (1.75)%

-Assumes no sales charge                                             $1,039.70         3.97%       3.97%

                                2/5/93*      ended       $1,000
                                             7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge


                                8/1/94       one year    $1,000
                                             ended
                                             7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge

                    VALUE OF $1,000 INVESTMENT(TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
International
Fund                            12/1/92*     ended       $1,000
                                             1/31/95

-Assumes 5.5% sales charge                                          $1,005.80         0.58%      0.26%

-Assumes no sales charge                                            $1,064.30         6.43%      2.91%


                                             one year
                                             ended
                                2/1/94       1/31/95     $1,000


-Assumes 5.5% sales charge                                            $787.70       (21.23)%   (21.23)%

-Assumes no sales charge                                              $833.50       (16.65)%   (16.65)%



                                12/1/92*     ended       $1,000
                                             7/31/95


-Assumes 5.5% sales charge

-Assumes no sales charge



                                8/1/94       one year    $1,000
                                             ended
                                             7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
Asia Growth                                  ended
Fund                            7/8/94*      1/31/95     $1,000


-Assumes 5.5% sales charge                                              $893.40        (10.66)%      N/A

-Assumes no sales charge                                                $945.40        (5.46)%       N/A

                                             ended
                                7/8/94*      7/31/95     $1,000

-Assumes 5.5% sales charge

-Assumes no sales charge

                                             one year
                                             ended
                                8/1/94       7/31/95     $1,000


-Assumes 5.5% sales charge

-Assumes no sales charge

Mid-Cap Equity                               ended
Fund-Institutional              8/1/95*      9/30/95     $1,000
Shares


-Assumes 5.5% sales charge

-Assumes no sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative   Annualized
==============================  ===========  ==========  ========  ===============  ===========  ===========

Select                             5/24/91*  ended         $1,000
Equity Fund**                                1/31/95

  -Assumes 5.5% sales charge                                             $1,189.60       18.96%        4.81%

  -Assumes no sales charge                                               $1,259.20       25.92%        6.44%


                                    2/1/94   one year      $1,000
                                             ended
                                             1/31/95
  -Assumes 5.5% sales charge                                               $932.50      (6.75)%      (6.75)%

  -Assumes no sales charge                                                 $986.70      (1.33)%      (1.33)%


                                    5/24/91* ended          $1,000                      7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge
                                    8/1/94   one year       $1,000
                                             ended
                                             7/31/95
  -Assumes 5.5% sales charge

  -Assumes no sales charge

Select Equity Fund-                 6/15/95  ended          $1,000
Institutional Shares                         7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
Growth
and Income                      2/5/94*      ended         $1,000
Fund**                                       1/31/95

-Assumes 5.5% sales charge                                            $1,080.00         8.00%      3.94%

-Assumes no sales charge                                              $1,117.40        11.74%      5.74%

                                2/1/94       one year      $1,000
                                             ended
                                             1/31/95

-Assumes 5.5% sales charge                                            $  978.80        (2.12)%    (2.12)%

-Assumes no sales charge                                              $1,035.90         3.59%      3.59%

                                2/5/94*       ended        $1,000
                                              7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge


                                8/1/94        one year     $1,000
                                              ended
                                              7/31/95
-Assumes 5.5% sales charge

-Assumes no sales charge

                    VALUE OF $1,000 INVESTMENT(TOTAL RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
International
Fund**                          12/1/92*     ended        $1,000
                                             1/31/95


-Assumes 5.5% sales charge                                            $1,000.30        0.03%        0.01%

-Assumes no sales charge                                              $1,058.50        5.85%        2.66%

                                             one year
                                             ended
                                2/1/94       1/31/95      $1,000

-Assumes 5.5% sales charge                                              $785.80      (21.42)%     (21.42)%

-Assumes no sales charge                                                $831.40      (16.86)%     (16.86)%


                                2/1/92*      ended        $1,000
                                             7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge



                                8/1/94       one year     $1,000
                                             ended
                                             7/31/95

-Assumes 5.5% sales charge

-Assumes no sales charge

                           VALUE OF $1,000 INVESTMENT
                                (TOTAL  RETURN)

                                                                   Net Asset Value
                                Investment   Investment   Amount    of Investment
Fund                               Date        Period    Invested   at Period End   Cumulative  Annualized
==============================  ===========  ==========  ========  ===============  ==========  ==========
Asia Growth                                  ended
Fund**                          7/8/94*      1/31/95     $1,000


-Assumes 5.5% sales charge                                              $883.80       (11.62)%      N/A

-Assumes no sales charge                                                $935.30        (6.47)%      N/A

                                             ended
                                7/8/94*      7/31/95     $1,000

-Assumes 5.5% sales charge

-Assumes no sales charge


                                8/1/94       one year     $1,000
                                             ended
                                             7/31/95
-Assumes 5.5% sales charge

-Assumes no sales charge

Mid-Cap Equity                               ended
Fund-Institutional              8/1/95*      9/30/95      $1,000
Shares

-Assumes 5.5% sales charge

-Assumes no sales charge

================================================================================
*  Commencement of Operations

** Assumes no voluntary waiver of distribution fees and no expense reimbursements

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived from an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     From time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes of or potential benefits to be derived from these asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's economic outlook and domestic and international market views and recommend periodic tactical modifications to asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.

     The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return calculations with respect to each class of shares of a Fund for the same period will differ.


                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Company. The summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL

     Each Fund is a separate taxable entity and has elected or intends to elect to be treated, and to qualify for each taxable year, as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test");
(b) such Fund derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities;

(ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and (iii) foreign currencies and foreign currency options, futures and forward contracts that are not directly related to the Fund's principal business of investing in stock or securities or options and futures with respect to stocks or securities (the "short-short test"); and (c) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. Gains from the sale or other disposition of foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities will be treated as gains from the sale of investments held less than three months under the short-short test (even though characterized as ordinary income for some purposes) if such currencies or instruments were held for less than three months. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g. partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income. In addition, future Treasury could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in accordance with the Code's timing requirements, at least 90% of its "investment company taxable income" (which includes dividends, interest, accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and is reduced by deductible expenses) and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the Asia Growth Fund or International Fund and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund fails to distribute at least 90% of its investment company taxable income or otherwise does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     Select Equity Fund has received a private letter ruling from the Internal Revenue Service which confirms that its issuance of multiple classes of shares will not adversely affect its tax status and the tax treatment of its distributions.

     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund did not pay federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are treated as if they were paid by the Fund and received by such shareholders on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund has $183,543 of capital loss carryforwards, which expire in 2002, available to offset future capital gains.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gain and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the applicable Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, a Fund may be required to defer the recognition of losses on futures contracts, forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of the applicable Fund's distributions to shareholders.The short-short test described above may limit a Fund's ability to use options, futures and forward transactions (and Select Equity Fund's ability to use futures transactions) as well as its ability to engage in short sales. Moreover, application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain derivatives such as interest rate or currency swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. These rules are less likely to have a significant effect on Select Equity Fund, because it may engage in fewer of the foregoing investments or investment techniques than Mid-Cap Equity Fund. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of the Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

     A Fund's investments in zero coupon securities or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules applicable to certain options, futures and forward contracts, as described above, may also require that income or gain be recognized without a concurrent receipt of cash. In order to distribute this income or gain, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund (other than Select Equity Fund) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If, as may occur for Asia Growth Fund and International Fund, more than 50% of a Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each Fund will, however, be entitled to deduct such taxes in computing its investment company taxable income.

     If the Asia Growth and International Funds make this election, their respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Asia Growth and International Funds, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Asia Growth Fund or International Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of Asia Growth Fund and International Fund may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund.

     Shareholders who are not liable for U.S. income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year that the Asia Growth Fund or International Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing its investment company taxable income.

     If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies") the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of such stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to eliminate or minimize any adverse tax consequences.


TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if such Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder's tax basis in his or her shares and, after such basis is reduced to zero, will constitute capital gains to a shareholder who holds his or her shares as capital assets.

     All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. federal income tax return.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.



U.S. SHAREHOLDERS - SALE OF SHARES

     When a shareholder's shares are sold, redeemed or otherwise disposed of, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term. If, however, a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of the sale or redemption, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of the sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of that Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

BACKUP WITHHOLDING

     Each Fund will be required to report to the Internal Revenue Service all distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of the Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Funds with their correct taxpayer identification number and with certain required certifications or if the Internal Revenue Service or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to back up withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

NON-U.S. SHAREHOLDERS

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to "U.S. persons" (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trust or estates) subject to tax under such law. Dividends of investment company taxable income distributed by a Fund to a shareholder who is not a U.S. persons will be subject to U.S. withholding tax at the rate of 30% (or a lower rate provided by an applicable tax treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by the Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the U.S. or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

     Any gain realized by a shareholder who is not a U.S. person upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Investors who are not U.S. persons should consult their tax advisers about the U.S. and non-U.S. tax consequences of ownership of shares of, and receipt of distributions from, a Fund.

STATE AND LOCAL TAXES

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

     The audited financial statements and related Reports of Independent Public Accountants, contained in the 1995 Annual Report of Select Equity , Growth and Income, International and Asia Growth Funds, the unaudited financial statements prepared by the Company, contained in the 1995 Semi-Annual

Report of Select Equity, Growth and Income, International and Asia Growth Funds and the unaudited financial statements prepared by the Company for the period August 1, 1995 (commencement of operations) through September 30, 1995 of Mid-Cap Equity Fund are incorporated herein by reference into this Additional Statement and attached hereto.


                             SHARES OF THE COMPANY

     The Funds are a series of the Company, which is a Maryland corporation authorized to issue 2,000,000,000 shares of common stock. The Company assumed its present name in May 1991. Prior thereto, the name of the Company was Goldman Sachs Capital Growth Fund, Inc. Each Fund then in existence commenced "doing business" under the name used herein in February 1994. As specified in the Company's charter, the name of the Funds are GS Select Equity Fund, GS Growth and Income Fund, GS International Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Mid-Cap Equity Fund. The Directors of the Company have authority under the Company's charter to create and classify shares of capital stock in separate series without further action by shareholders. As of the date of this Additional Statement, the Directors of the Company have authorized shares of eight series, five of which are discussed in this Additional Statement. Additional series may be added in the future.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.

     The Directors also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Directors have classified the following shares of the Funds:
Select Equity Fund into four classes: Institutional Shares, Administration Shares, Service Shares and Class A Shares; Growth and Income Fund into three classes: Institutional Shares, Service Shares and Class A Shares; Mid-Cap Equity Fund into three classes: Institutional Shares, Administration Shares and Service Shares; and International and Asia Growth Funds into three classes:
Institutional Shares, Service Shares and Class A Shares. As of January 31, 1995, there were no Institutional, Administration or Service Shares of any Fund outstanding. Each other series of the Company has one class of shares outstanding, which class is equivalent to Class A Shares.

     Each Institutional Share, Administration Share, Service Share and Class A Share of a Fund represents a proportionate interest in the assets belonging to the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Administration Plans and Service Plans are borne exclusively by Administration Shares and Service Shares, respectively, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A Shares and transfer agency fees are borne at different rates by Class A Shares than Institutional, Administration and Service Shares. The Directors may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC. Each class of shares may have different minimum investment requirements and are entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privileges" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the Institution's customers. Institutional Shares pay a transfer agency fee equal to 0.04% of the average daily net assets of a Fund attributable to such class.

     Administration Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Administration Shares. Administration Shares bear the cost of account administration fees at the annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Administration Shares. Administration Shares pay transfer agency fees at the rate of 0.04% of the average daily net assets of the Fund attributable to Administration Shares.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares. Service Shares pay transfer agency fees at the rate of 0.04% of the average daily net assets of the Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Except for Select Equity Fund, Goldman Sachs has voluntarily agreed to waive its entire distribution fee. Goldman Sachs has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares. Class A Shares pay a transfer agency fee equal to $12,000 per year plus $3.50 per account together with out-of-pocket and transaction related expenses.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Administration, Service and Class A Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

     As of____________________, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was record holder of 22% of Select Equity Fund's outstanding shares.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act, applicable state law or otherwise to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

                               OTHER INFORMATION

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of the Fund.

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

          Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                  SERVICE PLAN

     Each Fund has adopted a service plan (the "Plans") with respect to its Service Shares which will authorize it to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such Shares. Pursuant to the Plans, each Fund will enter into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of the Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of the Fund and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, each Fund will pay the Service Organizations an account administration fee in an amount up to 0.50% (on an annualized basis) of the average daily net asset value of the Service Shares of the Fund attributable to or held in the name of such Service Organization.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

     The Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, voted to approve each Plan and related Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on _______________________. Each Plan will be approved by the sole shareholder of Service Shares of each Fund, on _______________________, 1995. The Plans and Service Agreements will remain in effect until _______________________, 1996 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plan may be terminated at any time by a majority of the Board of Directors as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Directors who are not interested persons will be committed to the discretion of the Company's Nominating Committee, which consists of all of the non-interested members of the Board of Directors. The Board of Directors has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Board of Directors' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                   Appendix A

DESCRIPTION OF BOND RATINGS/1/

MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

-----------------------
    /1/ The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard & Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                      1-A

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                      2-A

                                   Appendix B


                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES


     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     .    Privately owned and ranked among Wall Street's best capitalized firms, with assets exceeding $54 billion and partners capital and subordinated liabilities of over $4.5 billion as of November 25, 1994.

     .    Thirty-one offices worldwide where professionals focus on identifying financial opportunities (includes a staff of 1,100 in London, 650 in Tokyo, 150 in Hong Kong and 4,000 in 11 offices throughout the U.S.).

     .    An equity research budget of $120 million for 1995.


     .    The number one lead manager of U.S. common stock offerings for the past six years (1989-1994) with 18% of the total dollar volume.*


     .    Premier lead manager of negotiated municipal bond offerings over the past five years (1990-1994), aggregating $114 billion.



* Source:  Securities Data Corporation. Ranking excludes REITs, Trusts, Rights
  ====================================
and closed-end Fund offerings

                                      2-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange


1906      Goldman Sachs takes Sears Roebuck public (oldest ongoing client)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1972      Dow Jones Industrial Average breaks 1000


1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

                                      3-B

                                   Appendix C

     The Company may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

          . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

          . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

          . total stock market capitalizations of specific countries and regions on a global basis;

          . performance of securities markets of specific countries and regions; and

          . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Company may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

                                      1-C

                                     PART C

                               OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Not Applicable

(b)  Exhibits

     The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on October 5, 1989 (Reference A), to Pre-Effective Amendment No. 3 to such Registration Statement filed on April 6, 1990 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement filed on September 28, 1990 (Reference
     C), to Post-Effective Amendment No. 4 to such Registration Statement filed on October 22, 1991 (Reference D), to Post-Effective Amendment No. 7 to such Registration Statement filed on July 31, 1992 (Reference E), to Post-Effective Amendment No. 8 to such Registration Statement filed on December 1, 1992 (Reference F), to Post-Effective Amendment No. 9 to such Registration Statement filed on April 1, 1993 (Reference G), to Post-Effective Amendment No. 10 to such Registration Statement filed on July 30, 1993 (Reference H), to Post-Effective Amendment No. 11 to such Registration Statement filed on March 31, 1994 (Reference I), to Post-Effective Amendment No. 12 to such Registration Statement filed on May 26, 1994 (Reference J), to Post-Effective Amendment No. 13 to such Registration Statement filed on August 4, 1994 (Reference K), to Post-Effective Amendment No. 14 to such Registration Statement filed on November 30, 1995 (Reference L), Post-Effective Amendment No. 16 to such Registration Statement filed on March 31, 1995 (Reference M)and Post-Effective Amendment No. 17 to such Registration Statement filed on May 31, 1995 (Reference N):


     1.(a)     Articles of Incorporation of the Registrant.
               (Reference A)

     1.(c)     Form of Articles Supplementary. (Reference E)

     1.(d)     Form of Articles Supplementary. (Reference F)

     1.(e)     Form of Articles Supplementary for Goldman Sachs. (Reference I)

     1.(f)     Articles Supplementary for Goldman Sachs Balanced Fund.
               (Reference L)

     2.        Bylaws of the Registrant. (Reference A)

     2.(b)     Form of Articles of Amendment. (Reference D)

     3.        Not applicable.

     4.        Not applicable.

     5.(a) Investment Advisory Agreement between Registrant on behalf of Goldman Sachs Capital Growth Fund and Goldman Sachs Asset Management. (Reference C)

     5.(b) Administration Agreement between Registrant on behalf of Goldman Sachs Capital Growth Fund and Goldman Sachs Asset Management. (Reference C)

     5.(c) Investment Advisory Agreement between Registrant on behalf of Goldman Sachs Select Equity Fund and Goldman Sachs Asset Management. (Reference G)

     5.(d) Administration Agreement between Registrant on behalf of Goldman Sachs Select Equity Fund and Goldman Sachs Asset Management. (Reference G)

     5.(e) Investment Advisory Agreement between Registrant on behalf of Goldman Sachs Small Cap Equity Fund and Goldman Sachs Asset
               Management.   (Reference G)

     5.(f) Administration Agreement between Registrant on behalf of Goldman Sachs Small Cap Equity Fund and Goldman Sachs Asset Management. (Reference G)

     5.(g) Investment Advisory Agreement between Registrant on behalf of Goldman Sachs International Equity Fund and Goldman Sachs Asset Management. (Reference G)

     5.(h) Investment Subadvisory Agreement by and among the Registrant on behalf of Goldman Sachs International Equity Fund and Goldman Sachs Asset Management and Goldman Sachs Asset Management International. (Reference G)

     5.(i) Administration Agreement between Registrant on behalf of Goldman Sachs International Equity Fund and Goldman Sachs Asset
               Management.   (Reference G)

     5.(j) Form of Investment Advisory Agreement between the Registrant on behalf of Goldman Sachs Growth and

               Income Fund and Goldman Sachs Asset Management. (Reference F)

     5.(k) Form of Administration Agreement between Registrant on behalf of Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management. (Reference F)

     5.(l) Form of Investment Advisory Agreement between the Registrant on behalf of Goldman Sachs Asia Growth Fund and Goldman Sachs Asset
               Management International.   (Reference I)

     5.(m) Form of Administration Agreement between Registrant on behalf of Goldman Sachs Asia Growth Fund and Goldman Sachs Asset Management. (Reference I)

     5(n). Investment Advisory Agreement between the Registrant on behalf of Goldman Sachs Balanced Fund and Goldman Sachs Asset Management. (Reference L)

     5(o). Administration Agreement between Registrant on behalf of Goldman Sachs Balanced Fund and Goldman Sachs Asset Management. (Reference L)

     6.(a) Distribution Agreement between Registrant on behalf of Goldman Sachs Capital Growth Fund, Goldman Sachs Select Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund and Goldman,
               Sachs & Co.   (Reference G)

     6.(b)     Form of Dealer Agreement between Goldman, Sachs & Co. and any
               Authorized Dealer.   (Reference G)

     6(c). Amended Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference K).

     7.        Not applicable.

     8.        Custodian Agreement between Registrant and State   Street Bank
               and Trust Company.  (Reference C)

     8.(a) Custodian Fee Schedule between Registrant on behalf of Goldman Sachs Small Cap Equity Fund and State Street Bank & Trust
               Company.   (Reference G)

     8.(b) Custodian Fee Schedule between Registrant on behalf of Goldman Sachs International Equity Fund
               and State Street Bank & Trust Company.   (Reference G)

     9.        Transfer Agency Agreement between Registrant and   Goldman,
               Sachs & Co. (Reference C)

     10.       Not applicable.

     12.       Not applicable.

     13.       Form of Subscription Agreement. (Reference B)

     14.       Not applicable.

     15.(a) Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Capital Growth Fund. (Reference C)

     15.(b)    Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Select
               Equity Fund.   (Reference G)

     15.(c)    Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Small
               Cap Equity Fund.   (Reference G)

     15.(d)    Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs
               International Equity Fund.   (Reference G)

     15.(e) Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Growth and Income Fund. (Reference G)

     15.(f) Form of Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Asia Growth Fund. (Reference I)

     15(g). Distribution Plan pursuant to Rule 12b-1 of Goldman Sachs Balanced Fund. (Reference L)

     15(h). Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 of the Registrant (Reference N)

     15(i).    Authorized Dealer Service Plan of the Registrant (Reference N)


     15(j). Administration Plan on behalf of Goldman Sachs Mid-Cap Equity Fund and Goldman Sachs Select Equity Fund (Reference N)

     16.       Schedule of Computation of Registrant's performance data.
               (Reference L)

     18. Form of Plan entered into by Registrant pursuant to Rule 18f-3. (Reference M)

     19. Powers of Attorney from Messrs. Paul C. Nagel, Jr.,Marcia L. Beck, , Ashok N. Bakhru, David B. Ford, Robert P. Mayo, Alan A. Shuch, Jackson W. Smart, Jr., William H. Springer, Richard P. Strubel, Scott M. Gilman and Michael J.Richman. (Reference L)

The following exhibits are filed herewith electronically pursuant to EDGAR rules:

     11(a).    Consent of Arthur Andersen LLP.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not applicable.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES (AS OF OCTOBER 16, 1995).
         ---------------------------------------------------------

     Number of
     Title of Class                                       Record Holders
     -------------------------------------------------    --------------
     Goldman Sachs Capital Growth Fund Shares                  31,040
     Goldman Sachs Select Equity Fund Shares                    5,114
     Goldman Sachs Small Cap Equity Fund Shares                20,557
     Goldman Sachs International Equity Fund Shares            14,755
     Goldman Sachs Growth and Income Fund Shares               25,414
     Goldman Sachs Asia Growth Fund Shares                      9,719
     Goldman Sachs Balanced Fund Shares                         2,214
     Goldman Sachs Mid-Cap Equity Fund                              4

ITEM 27. INDEMNIFICATION.
         ---------------

Article VII of the Registrant's Bylaws provides for indemnification of the Registrant's directors and officers under certain circumstances.

Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. under certain circumstances.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
         ----------------------------------------------------

The business and other connections of the officers and general partners who have direct responsibility for the asset management division of Goldman, Sachs & Co. are listed on the Uniform Application for Investment Adviser Registration ("Form ADV") of Goldman, Sachs & Co. (No. 801-16048), Goldman Sachs Funds Management, L.P. (No. 801-37591), and Goldman Sachs Asset Management International (No. 801-38157), as applicable. These Form ADV's are currently on file with the Securities and Exchange Commission, the texts of which are hereby incorporated by reference.


ITEM 29.  PRINCIPAL UNDERWRITERS.
          ----------------------

(a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units of Goldman Sachs Money Market Trust, Trust for Credit Unions and for shares of Paragon Treasury Money Market Fund, Financial Square Trust, Goldman Sachs Trust and Goldman Sachs Equity Portfolios, Inc. Goldman, Sachs & Co., or a division thereof, currently serves as administrator and distributor of the units of The Benchmark Fund and for shares of Paragon Portfolio.

(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. Each of the following persons is a general partner of Goldman, Sachs & Co. and, except for Messrs. Ford and Shuch, does not hold a position with Registrant. Messrs. Ford and Shuch are Directors of Registrant.

     Name and Principal                Name and Principal
     Business Address                  Business Address
     ----------------                  ----------------
     Jon Corzine, Chairman (1)(2)      Hideo Ishihara (10)
     Roy J. Zuckerberg (2)             Oki Matsumoto Inc. (2)
     David M. Silfen (2)               Richard M. Hayden (2)
     Eugene V. Fife (7)                Armen A. Avanessians (2)
     Robert J. Hurst (2)               Howard C. Katz (2)
     Paul M. Achleitner (7)            Peter K. Barker (9)
     Joel S. Beckman (2)               David W. Blood (7)
     Eric S. Dobkin (2)                Henry M. Paulson, Jr.(8)
     Willard J. Overlock, Jr. (2)      Zachariah Cobrinik (7)
     Jonathan L. Cohen (2)             Kevin W. Kennedy (2)
     Frederic B. Garonzik(7)           Daniel M. Neidich (2)
     William C. Landreth (11)          Edward Spiegel (2)
     Gary D. Cohn (7)                  Christopher A. Cole (2)
     Fischer Black (5)                 Henry Cornell (13)
     Robert F. Cummings, Jr. (2)       Robert V. Delaney (2)

    Name and Principal                Name and Principal
    Business Address                  Business Address
    ----------------                  ----------------
    Angelo De Caro (7)                Joseph DellaRosa (2)
    Steven G. Einhorn (2)             David B. Ford (2)
    J. Michael Evans (7)              Lawton W. Fitt (2)
    David M. Leuschen (2)             Michael D. McCarthy (2)
    Michael R. Lynch (2)              Joseph D. Gatto (2)
    Donald C. Opatrny, Jr. (7)        Thomas E. Tuft (2)
    Peter C. Gerhard (2)              Michael P. Mortara (2)
    Robert J. Katz (1) (2)            Lloyd C. Blankfein (2)
    Nomi P. Ghez (2)                  John P. Curtin, Jr. (2)
    David T. Hamamoto (2)             Dexter D. Earle (2)
    Gavyn Davies (7)                  Christopher Flowers (2)
    John Ehara (10)                   Walter H. Haydock (15)
    Gary Gensler (2)                  Thomas J. Healey (2)
    Charles T. Harris, III (2)        Robert E. Higgins (2)
    Stephen Hendel (2)                David L. Henle (2)
    Ernest S. Liu (2)                 Charles B. Mayer, Jr. (2)
    Eff W. Martin (11)                Mark Schwartz (2)
    Michael J. O'Brien (7)            Robert K. Steel (7)
    Stephen M. Semlitz (2)            John A. Thain (2)
    Francis J. Ingrassia (2)          Scott B. Kapnick (7)
    John L. Thornton (7)              Joseph R. Zimmel (2)
    Bracebridge H. Young, Jr. (10)    Gary L. Zwerling (2)
    Barry L. Zubrow (2)               Andrew M. Alper (2)
    Jon R. Aisbitt (7)                Frank L. Coulson, Jr. (2)
    William J. Buckley (2)            Richard A. Friedman (2)
    Connie Duckworth (8)              John H. Gleberman (2)
    Alan R. Gillespie (7)             Steven M. Heller (2)
    Jacob D. Goldfield (2)            Robert S. Kaplan (10)
    Ann F. Kaplan (2)                 Kevin M. Kelly (2)
    Peter D. Kiernan, III (2)         Gaetano J. Muzio (2)
    T. Willem Mesdag (7)              Timothy J. O'Neill (2)
    Robin Neustein (2)                John J. Powers (2)
    Scott M. Pinkus (2)               Arthur J. Reimers,III (7)
    Stephen D. Quinn (2)              Richard A. Sapp (7)
    James P. Riley, Jr. (2)           Donald F. Textor (2)
    John C. Keinert (2)               Patrick J. Ward (10)
    Thomas B. Walker, III (2)         Jon Winkelried (2)
    Jeffrey M. Weingarten (7)         Gregory K. Palm (7)
    Richard E. Witten (2)             John O. Downing (7)
    Carlos A. Cordeiro (7)            Michael D. Fascitelli (2)
    W. Mark Evans (7)                 Reuben Jeffrey, III (2)
    Sylvain M. Hefes (7)              Jun Makihara (9)
    Lawrence H. Linden (2)            Robert B. Morris,III (11)
    Masanori Mochida (10)             Suzanne M. Johnson (9)
    Philip D. Murphy (14)             Carl G.E. Palmstierna (7)
    Terence M. O'Toole (2)            J. David Rogers (10)
    Michael G. Rantz (2)              Peter Savitz (10)
    Joseph Sassoon (7)                Ralph F. Severson (11)
    Charles B. Seelig, Jr. (2)        Gary A. Syman (10)

      Name and Principal              Name and Principal
      Business Address                Business Address
      ----------------                ----------------
    Gene T. Sykes (9)                 John L. Townsend, III (2)
    Leslie C. Tortora (2)             David A. Viniar (2)
    Lee G. Vance (7)                  Peter A. Weinberg (2)
    John S. Weinberg (2)              George W. Wellde, Jr. (2)
    Laurence M. Weiss (2)             Sharmin Mossavar-
    Jaime E. Yordan (2)                 Rahmani (5)
    Jonathan L. Kolatch (2)           Robert Litterman (2)
    Peter S. Kraus (2)                Thomas J. Macirowski (2)
    Jonathan M. Lopatin (2)           Oki Matsumoto (10)
    Peter G. Mallinson (13)           Eric M. Mindich (2)
    E. Scott Mead (7)                 Thomas K. Montag (2)
    Steven T. Mnuchin (2)             Kipp M. Nelson (7)
    Edward A. Mule (2)                Robert J. O'Shea (2)
    Christopher K. Norton (14)        Jack L. Salzman (2)
    Wiet H. Pot (7)                   Michael F. Schwerin (2)
    Eric S. Schwartz (2)              Richard G. Sherlund (2)
    Richard S. Sharp (7)              Cody J. Smith (2)
    Michael S. Sherwood (7)           Esta E. Stecher (2)
    Daniel W. Stanton (2)             Byron D. Trott (8)
    Frederic E. Steck (11)            Peter S. Wheeler (13)
    Barry S. Volpert (2)              Gary W. Williams (2)
    Anthony G. Williams (7)           Danny O. Yee (13)
    Tracy R. Wolstencroft (4)         Mark A. Zurack (2)
    Michael J. Zamkow (2)

__________

(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
     Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002
(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England
(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato-ku, Tokyo 107, Japan
(11) 555 California Street, 31st Floor, San Francisco, CA 94104
(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3 Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main 1, Germany
(15) Munsterhof 4, 8022, Zurich, Switzerland

(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Articles of Incorporation, Bylaws and minute book of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated hereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, except transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.


ITEM 31.  MANAGEMENT SERVICES.
          --------------------

The Custodian Agreement between State Street Bank and Trust Company and Registrant provides for State Street Bank and Trust Company to act as custodian and to maintain certain accounting records for Registrant. Remuneration is based upon the Fund's average net assets and on the number of portfolio transactions.


ITEM 32.  UNDERTAKINGS.
          ------------

    (a) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, which relates to the assistance to be rendered to shareholders by the Directors of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a Director.

     (b) The Annual Report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of October, 1995.

                         GOLDMAN SACHS EQUITY PORTFOLIOS, INC.


                                  Michael J. Richman
                         ------------------------------------
                             Michael J. Richman, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                           Title                     Date
----                           -----                     ----
/s/ Paul C. Nagel, Jr.*        Director                  October 27, 1995
-----------------------------
Paul C. Nagel, Jr.


/s/ Marcia L. Beck*            President                 October 27, 1995
-----------------------------  and Director
Marcia L. Beck                 of the Company


/s/ Scott M. Gilman*           Treasurer                 October 27, 1995
-----------------------------  and Principal
Scott M. Gilman                Financial and
                               Accounting Officer


/s/ Ashok N. Bakhru*           Director                  October 27, 1995
-----------------------------
Ashok N. Bakhru


/s/ David B. Ford*             Director                  October 27, 1995
-----------------------------
David B. Ford

/s/ Alan A. Shuch*             Director                  October 27, 1995
-----------------------------
Alan A. Shuch


/s/ Jackson W. Smart, Jr.*     Director                  October 27, 1995
-----------------------------
Jackson W. Smart, Jr.


/s/ William H. Springer*       Director                  October 27, 1995
-----------------------------
William H. Springer


/s/ Richard P. Strubel*        Director                  October 27, 1995
-----------------------------
Richard P. Strubel



*By:   Michael J. Richman
    ------------------------
    Michael J. Richman
    Attorney-in-fact

                                 Exhibit Index


The following exhibits are filed as part of this Post-Effective Amendment No. 18 to the Registration Statement:


     11(a).    Consent of Arthur Anderson LLP